UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-4653



                     The American Funds Tax-Exempt Series I
               (Exact Name of Registrant as specified in charter)

                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (202) 842-5665

                     Date of fiscal year end: July 31, 2005

                     Date of reporting period: July 31, 2005





                               Michael W. Stockton
                                    Treasurer
                     The American Funds Tax-Exempt Series I
                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                     (name and address of agent for service)

ITEM 1 - Reports to Stockholders




(logo American Funds)
The right choice for the long term(R)
(photo of flowers with bridge in background)

The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia
The American Funds
Tax-Exempt Series I

Annual report for the year ended July 31, 2005

The Tax-Exempt Fund of Maryland(R) seeks a high level of current income free from Federal and Maryland state income taxes. Additionally, the Fund seeks to preserve capital.

The Tax-Exempt Fund of Virginia(R) seeks a high level of current income free from Federal and Virginia state income taxes. Additionally, the Fund seeks to preserve capital.

These Funds are two of the 29 American Funds. The organization ranks among the nation's three largest mutual fund families. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Contents

Letter to shareholders                                                     1

The growth of a $10,000 investment                                         2

The Tax-Exempt Fund of Maryland:    Summary investment portfolio           4
                                    Financial statements                   7

The Tax-Exempt Fund of Virginia:    Summary investment portfolio          10
                                    Financial statements                  14
Notes to financial statements                                             17

Expense example                                                           24

Board of Trustees and officers                                            28

Figures shown in this report are past results for Class A shares (unless otherwise indicated) and are not predictive of results in future periods. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Current and future results may be lower or higher than those shown. For the most current information and month-end results, visit americanfunds.com. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2005 (the most recent calendar quarter):

Class A shares                                       1 year   5 years 10 years

Reflecting 3.75%    The Tax-Exempt Fund of Maryland  +2.75%   +5.10%   +5.12%
  maximum sales     The Tax-Exempt Fund of Virginia  +2.23%   +4.99%   +4.93%
  sales charge

At net asset value  The Tax-Exempt Fund of Maryland  +6.77%   +5.91%   +5.52%
                    The Tax-Exempt Fund of Virginia  +6.24%   +5.80%   +5.33%

The Funds' investment adviser and business manager waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect the waivers, without which they would have been lower. Please see the Financial Highlights tables on pages 9 and 16 for details.

The Funds' 30-day yields for Class A shares as of August 31, 2005, calculated in accordance with the Securities and Exchange Commission formula, were 3.00% for The Tax-Exempt Fund of Maryland and 3.01% for The Tax-Exempt Fund of Virginia, which reflect the fee waivers (2.97% and 2.98%, respectively, without the fee waivers). (For investors in the 42.95% Maryland tax bracket and the 40.75% Virginia tax bracket, this is equivalent to taxable yields of 5.26% for The Tax-Exempt Fund of Maryland and 5.08% for The Tax-Exempt Fund of Virginia, which reflect the fee waivers -- 5.21% and 5.03%, respectively, without the fee waivers.) The Funds' distribution rates for Class A shares as of that date were 3.81% and 3.68%, respectively (3.78% and 3.64%, respectively, without the fee waivers). All figures reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which each Fund is earning income on its current portfolio of securities, while the distribution rate reflects the Funds' past dividends paid to shareholders. Accordingly, the Funds' SEC yields and distribution rates may differ.

Other share class results and important information can be found on page 23.

All investments are subject to certain risks. Investments in the Funds are subject to interest rate fluctuations. Additionally, each Fund is more susceptible to factors adversely affecting issuers of its state's tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Funds.

Cover: Pulaski Highway bridge over marsh on Chesapeake Bay, MD.

(photo of bridge)

Fellow shareholders:

Mirroring the healthy state of their economies, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia posted solid returns for the fiscal year ended July 31, 2005. Share prices for the Funds climbed as long-term bond yields declined over the period. (A bond's price moves inversely to its yield.) The Maryland Fund's share price increased from $15.94 to $16.13. The Virginia Fund's price increased from $16.48 to $16.63. Also during the period, the Maryland Fund and the Virginia Fund distributed income dividends of 62 cents and 60 cents a share, respectively.

If, like most shareholders of the Funds, you reinvested your dividends, your total return for the 12-month period ended July 31 was 5.1% for the Maryland Fund and 4.6% for the Virginia Fund. Neither Fund paid capital gain distributions during the fiscal year. The chart below highlights the Funds' average annual total returns over longer periods of time and compares them with their benchmark Lipper averages as of July 31, 2005.

                                                 1 year    5 years  10 years

The Tax-Exempt Fund of Maryland                   +5.1%     +5.6%     +5.4%
Lipper Maryland Municipal Debt Funds Average      +4.7%     +5.4%     +5.1%
The Tax-Exempt Fund of Virginia                   +4.6%     +5.4%     +5.2%
Lipper Virginia Municipal Debt Funds Average      +5.3%     +5.5%     +5.3%

The Maryland Fund's tax-free income return with dividends reinvested was 3.9%, equivalent to 6.9% from a taxable investment if you are in the highest combined Federal, state and local tax bracket of 43.0%. If you took your dividends in cash, your income return was 3.9%.

The Virginia Fund's tax-free income return of 3.7% with dividends reinvested was equal to 6.2% if you are in the highest combined Federal and state tax bracket of 40.8%. However, if you took dividends in cash, your income return was 3.6%.

The Fed and the economy

Economic expansion continued at a healthy pace during the fiscal year, as evidenced by the relatively stable unemployment rate. Moreover, the annual rate of economic growth, though lower in 2005 than in the previous year, stood at 3.3% at the end of the second quarter. In contrast, energy prices continued to rise without any indication of diminishing in the near future. The effect of higher gasoline prices on overall consumer spending remains to be seen.

The Federal Reserve Board, in its efforts to remove easy monetary conditions based on lowered interest rates, raised the Federal funds rate nine times since June 30, 2004 -- a quarter-point each -- from 1.00% to 3.25%. (On August 9, 2005, a 10th quarter-point increase was imposed.) In response to these increases, short-term bond yields rose throughout the year. However, long-term bond yields contradicted the market by moving down, resulting in a flatter yield curve.

Maryland and Virginia economies and local concerns

The state of Maryland's financial condition is stable and its general obligation bonds continue to be rated Aaa by Moody's Investor Service. This high-wealth state, whose diversified economy tends to be more sensitive to Federal economic activity than most others, benefited from solid employment growth, which continued to exceed that of the nation. In similar fashion, the state's unemployment rate remained lower than the 5.0% national average.

The Maryland Fund benefited particularly from a number of advance refundings, in which the proceeds of a new issue are escrowed to later refund an existing, higher interest-rate bond issue. The appeal of advance refunding is that it typically raises the credit quality of the existing issue, which then increases that bond's price.

The Commonwealth of Virginia concluded its fiscal year with a $544 million windfall. This can be attributed to the strength of its economy and higher tax revenues. Government spending, real estate markets and trade largely supported the state's economy. The Commonwealth's bonds were reaffirmed as Aaa-rated by Moody's Investor Service and its financial condition was listed as stable.

The Funds' portfolios

The Maryland and Virginia portfolios continue to be conservatively positioned and well diversified. As indicated on the chart on page 4 for the Maryland Fund and page 10 for the Virginia Fund, both contain a large number of high-quality, liquid bonds.

From a risk-quality perspective, high-yield municipal bonds posted better returns than investment-grade municipal bonds over the past 12 months, as investors increasingly sought higher yielding securities. Similarly, long-term bonds posted significantly higher returns than short-term bonds.

Going forward

During the year, both Funds performed well despite steadily rising short-term interest rates. These results demonstrate the Funds' resilience as well as the sound state of economic affairs in Maryland and Virginia. Yet, if interest rates rise more broadly over the current fiscal year, investors may see a decline in the Funds' net asset values. Over time, however, rising rates may buoy the Funds' income returns as proceeds are reinvested in higher coupon issues.

As always, we believe that your investment objectives will be best served by taking a long-term perspective on your municipal bond fund investments.

Sincerely,

(signature)                                       (signature)

James H. Lemon, Jr., Vice Chairman of the Board   Jeffrey L. Steele, President

September 2, 2005

For current information about the Funds, visit americanfunds.com.
The growth of a $10,000 investment


Fund figures, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment./1/ Thus, the net amount invested was $9,625.

Results of $10,000 investments in The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia vs. Indices 10 Years: July 31, 1995 through July 31, 2005. [Graphic presents individual chart for each Fund]

                               Lipper MD  Lehman                              Lipper MD
             TEFMD    TEFMD    Muni Debt  Brothers          TEFVA    TEFVA    Muni Debt
             at       at       Funds      Muni Bond         at       at       Funds
Year-ended:  MOP/4/   NAV/3//4/Average/4/ Index/2/   CPI/5/ MOP/4/   NAV/3/4/ Average/4/

7/31/1995     9,625   10,000   10,000     10,000     10,000  9,625   10,000   10,000
7/31/1996    10,196   10,596   10,567     10,660     10,295 10,148   10,546   10,621
7/31/1997    11,167   11,605   11,516     11,753     10,525 11,073   11,507   11,632
7/31/1998    11,822   12,286   12,114     12,457     10,702 11,630   12,087   12,318
7/31/1999    12,091   12,565   12,320     12,815     10,931 11,887   12,354   12,524
7/31/2000    12,336   12,820   12,600     13,368     11,331 12,273   12,755   12,835
7/31/2001    13,418   13,945   13,760     14,715     11,639 13,426   13,953   13,992
7/31/2002    14,242   14,801   14,554     15,702     11,810 14,242   14,801   14,752
7/31/2003    14,666   15,242   14,956     16,268     12,059 14,571   15,144   15,161
7/31/2004    15,425   16,030   15,697     17,209     12,420 15,251   15,850   15,932
7/31/2005    16,214   16,850   16,500     18,302     12,813 15,950   16,577   16,800

/1/ As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and eliminated for purchases of $1 million or more.

/2/ The index is a national index not limited to Maryland or Virginia bonds. It is unmanaged and does not reflect sales charges,

/3/ Results at net asset value (not including sales charge).

/4/ With distributions reinvested. The Lipper averages do not reflect sales charges.

/5/ Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Past results are not predictive of future results. The results shown above are before taxes on Fund distributions and sale of Fund shares.


Average annual total returns based on a $1,000 investment (for periods ended July 31, 2005)*

Class A shares - The Maryland Fund

     1 year    5 years  10 years

     +1.18%    +4.81%    +4.95%

Class A shares - The Virginia Fund

     1 year    5 years  10 years

     +0.68%    +4.58%    +4.78%

*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge. The maximum initial sales charge was 4.75% prior to January 10, 2000.

The Funds' investment adviser and business manager waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect the waivers, without which they would have been lower. Please see the Financial Highlights table on page 9 for details.


The Tax-Exempt Fund of Maryland

Summary investment portfolio July 31, 2005

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

Quality diversification:

(piechart of Quality diversification showing the following sections:)


Moody's/S&P ratings (best of either)/1/

Aaa/AAA                           42.0%
Aa/AA                             20.7%
A/A                                5.5%
Baa/BBB                           14.5%
Lower than Baa/BBB or not rated   11.4%
Cash/equivalents                   5.9%

Maturity diversification:/1/

(piechart of  of Maturity diversification showing the following sections:)

Under a year                       5.9%
1 to 10 years                     86.1%
10+ to 20 years                    6.8%
20+ to 30 years                    0.4%
30+ years                          0.8%

Average life/2/ 5.72 years


/1/ If ratings are not available, they are assigned by the Fund's research analysts.

/2/ Securities are included at prerefunded dates, not maturity dates.

/3/ Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Maryland Fund is 6.92 years.



                                                                                                   Principal    Market   Percent
                                                                                                      amount     value    of net


Bonds & notes -- 94.10%                                                                                (000)     (000)    assets

Maryland -- 82.07%
State Issuers -- 47.89%

Community Dev. Administration, Dept. of Housing and Community Dev.:
  Housing Rev. Bonds, GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022                              $2,000    $2,035       .92%
  Residential Rev. Bonds, AMT: Series 1998-B, 5.00% 2009                                                1,680     1,754       .79
                               5.00%-5.20% 2008-2022                                                    2,510     2,576      1.16
  Single-family Program Bonds, First Series 1994, 5.80% 2009                                              520       526       .24

Dept. of Transportation:

  Consolidated Transportation Bonds: Ref. Series 2003, 4.00% 2008                                       1,000     1,031 |
                                     Series 2002, 5.50% 2017                                            2,000     2,314 |
                                     Series 2003, 5.25% 2014                                            4,000     4,500 |----4.02
                                     Series 2004, 5.00% 2018                                            1,000     1,081 |
  Project Certs. of Part. (Mass Transit Administration Project), Series 2000, AMT, 5.00% 2008           1,415     1,487       .67

Econ. Dev. Corp.:
  Lease Rev. Bonds:
    (Aviation Administration Facs.), Series 2003, AMT, FSA insured: 5.25% 2012                          1,000     1,090 |
                                                                    5.50% 2013                          1,500     1,664 |
    (Dept. of Transportation Headquarters Fac.), Series 2002: 5.00% 2014                                1,755     1,909 |----2.84
                                                              5.375% 2019                               1,500     1,659 |
  Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)          2,000     2,417      1.09

  Tax-Exempt Adjustable Mode Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
    Series 2002, AMT, 2.30% 2016 (put 2006)                                                             2,000     1,981       .89
  Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001,
AMBAC insured:
    5.25% 2011                                                                                          3,425     3,746 |
    5.375% 2015                                                                                         2,230     2,442 |----2.78

Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Rev. Bonds (Wheelabrator Water
  Technologies Baltimore LLC Projects), Series 1996, AMT, 6.30% 2010                                    3,500     3,675      1.65

G.O. Bonds, State and Local Facs.:
  Capital Improvement Bonds, First Series Loan, Series 2003-A, 5.25% 2016                               1,500     1,701       .77
  First Series Loan: Series 2000-H, 5.50% 2010                                                          2,000     2,211 |
                     Series 2001-H, 5.50% 2011                                                          1,000     1,112 |----1.49

  Second Series Loan: Series 1999-W, 5.00% 2011 (preref. 2009)                                            500       540 |
                      Series 1999-X, 5.25% 2012 (preref. 2009)                                          2,000     2,177 |----1.71
                      Series 2002-B, 5.25% 2009                                                         1,000     1,073 |

Health and Higher Educational Facs. Auth.:

  Howard County General Hospital Issue, Rev. Bonds, Series 1993 (escrowed to maturity): 5.50% 2013     $1,680    $1,765 |
                                                                                        5.50% 2021      1,000     1,052 |----1.27%

  Johns Hopkins University Issue, Rev. Ref. Bonds: Series 1998, 5.25% 2014                              2,505     2,693      1.21
                                                   5.00% 2011-2032                                      3,000     3,199      1.44

  Medlantic/Helix Issue, Rev. Bonds, Series 1998-B, AMBAC insured, 5.25% 2038                           1,500     1,728       .78

  MedStar Health Issue, Rev. Ref. Bonds, Series 2004: 5.75% 2016                                        3,500     3,839      1.73
                                                      5.00%-5.75% 2013-2033                             2,500     2,648      1.19

  Mercy Medical Center Issue, Rev. Ref. Bonds, Series 1996, FSA insured, 6.50% 2013                     2,000     2,309      1.04
  Mercy Ridge Issue, Rev. Bonds: Series 2003-A, 6.00% 2035                                              2,000     2,116 |
                                 Series 2003-B, 5.00% 2008                                              1,000     1,016 |----1.41

  PUMH of Maryland, Inc.- Heron Point of Chestertown Issue, First Mortgage Rev. Bonds, Series 1998-A:
    5.75% 2019                                                                                          1,500     1,519 |
    5.75% 2026                                                                                          1,640     1,666 |----1.43

    University of Maryland Medical System Issue, Rev. Bonds, Series 2000, 6.75% 2030                    2,000     2,240      1.01

Northeast Maryland Waste Disposal Auth.:

  Resource Recovery Rev. Bonds (Baltimore RESCO Retrofit Project), Series 1998, AMT, 5.00% 2012         2,500     2,560      1.15
    Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT,
      AMBAC insured: 5.25% 2009                                                                         1,000     1,061 |
                     5.50% 2010                                                                         2,500     2,704 |----1.69

Transportation Auth.:

  Airport Parking Rev. Bonds (Baltimore/Washington International Airport Projects), Series 2002-B, AMT,
    AMBAC insured, 5.375% 2015                                                                          2,000     2,160       .97
    Facs. Project, Rev. Bonds, Transportation Facs. Projects, Series 1992, 5.80% 2006                   1,000     1,028       .46

University System, Auxiliary Fac. and Tuition Rev. Bonds: Series 2002-A, 5.125% 2022                    2,000     2,148       .97
                                                   4.00%-5.00% 2013                                     3,510     3,766      1.69
  Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System),
    Series 2003, AMT, AMBAC insured, 5.50% 2016                                                         1,000     1,088       .49

Other securities                                                                                                 15,421      6.94
                                                                                                                106,427     47.89

City & County Issuers -- 34.18%

City of Annapolis, Special Obligation Bonds, (Park Place Project): Series 2005-A, 5.35% 2034            2,000     2,018 |
                                                                   Series 2005-B, 4.75% 2034            3,000     3,016 |----2.27

  Anne Arundel County:
    G.O. Bonds: (Consolidated Golf Course Project), 5.00% 2018-2021                                     2,515     2,735      1.23
                Series 2002, 5.25% 2012                                                                 1,000     1,107       .50
    Special Obligation Bonds:
      (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)                                   2,000     2,322 |
    (National Business Park Project), Series 2000, 7.375% 2028 (preref. 2010)                           1,500     1,800 |    1.85

City of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A,
  FGIC insured, 6.00% 2015                                                                              1,500     1,730       .78

Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002:
  5.25% 2010                                                                                            2,000     2,191 |
  5.25% 2015 (preref. 2012)                                                                             3,000     3,326 |----2.48

Frederick County:
  Special Obligation Bonds (Urbana Community Dev. Auth.): Series 1998, 6.625% 2025                      3,000     3,122 |
                                                          Series 2004-B, 5.95% 2030                     1,000     1,015 |----1.86
  Subordinate Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2004-B, 6.25% 2030         1,461     1,487       .67

City of Hyattsville, Special Obligation Bonds (University Town Center Project),
  Series 2004, 5.75% 2034                                                                               3,650     3,826      1.72

Montgomery County:
  G.O. Consolidated Public Improvement Bonds: Series 2001-A, 5.25% 2015                                 2,000     2,200       .99
                                              4.75%-5.30% 2011-2013                                     3,000     3,245      1.46
  Housing Opportunities Commission:
    Housing Dev. Bonds (The Metropolitan), Issue 1995-A, 6.10% 2015                                     2,025     2,068       .93
    Single-family Mortgage Rev. Bonds, 4.80%-4.90% 2009-2010                                              815       840       .38
  Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Bonds (Resource Recovery Project),
    Series 1993-A, AMT, 6.00% 2007                                                                      1,000     1,041       .47
  Rev. Auth., Golf Course System Rev. Bonds, Series 1996-A, 6.00% 2014 (preref. 2006)                   2,355     2,488      1.12
  Special Obligation Bonds:
      (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021                                    2,260     2,371      1.07
      (West Germantown Dev. Dist.) RADIAN insured: Senior Series 2002-A, 5.375% 2020                      750       802       .36
                                                   Senior Series 2004-A, 6.70% 2027                     1,680     1,918       .86

Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
    Series 1997-A, 8.00% 2026                                                                           1,750     1,867       .84%

Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Bonds:
    Ref. Bond of 1997, 5.75% 2017                                                                       1,510     1,788 |
    Ref. Bond of 2001, 4.50% 2015                                                                       3,000     3,133 |----2.22
    Sewage Disposal Ref. Bonds of 2003, 5.00% 2012                                                      1,000     1,096       .49
    Water Supply Bonds of 2005, 5.00% 2019                                                              1,000     1,091       .49

Other securities                                                                                                 20,310      9.14
                                                                                                                 75,953     34.18


District of Columbia -- 0.72%
Other securities                                                                                                  1,604       .72

Puerto Rico -- 9.62%
Electric Power Auth.:
  Rev. Bonds, Series DD, FSA insured, 4.50% 2019                                                        1,000     1,028       .46
  Rev. Ref. Bonds 4.75%-7.00% 2007-2021                                                                 3,020     3,218      1.45
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA
insured, 5.00% 2026 (put 2010)                                                                          2,000     2,146       .97
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (Preref. 2012)                4,500     4,956      2.23
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E: 6.00% 2026                            455       547 |
                                                                    6.00% 2026 (escrowed to maturity)      45        57 |----.27

                                                     Series 2004-A: 5.75% 2027 (put 2012)               5,255     5,774 |
                                                                    FGIC insured,5.25% 2031(put 2012)   2,500     2,736 |----3.83
Other securities                                                                                                    920       .41
                                                                                                                 21,382      9.62

  Virgin Islands -- 1.69%
  Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, 5.20% 2009-2010       2,500     2,635      1.19
  Other securities                                                                                                1,114       .50
                                                                                                                  3,749      1.69

  Total bonds & notes (cost: $200,736,000)                                                                      209,115     94.10


Short-term securities -- 5.25%

Econ. Dev. Corp., Multi-Modal Rev. Bonds (United States Pharmacopeial Project), Series 2004-A,
  AMBAC insured, 2.33% 2034<F1>                                                                          2,580     2,580      1.16
Health and Higher Educational Facs. Auth., Pooled Loan Program Rev. Bonds,
  Series 1994-D, 2.32% 2029<F1>                                                                         2,987     2,987      1.34
Maryland Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International
  Airport Facs. Projects), Series 2003-B, 2.42% 2007<F1>                                                1,400     1,400       .63
Washington Suburban Sanitary Commission, G.O. Multi-Modal Bond Anticipation Notes, Series 2003-B,
    2.37% 2023<F1>                                                                                        200       200       .09
Other securities                                                                                                  4,500      2.03

Total short-term securities (cost: $11,667,000)                                                                  11,667      5.25

Total investment securities (cost: $212,403,000)                                                                220,782     99.35
Other assets less liabilities                                                                                     1,451       .65

Net assets                                                                                                     $222,233    100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

<F1> Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements


Key to abbreviations

AMT             =  Alternative Minimum Tax
Auth.           =  Authority
Certs. of Part. =  Certificates of Participation
Dept.           =  Department
Dev.            =  Development
Dist.           =  District
Econ.           =  Economic
Fac.            =  Facility
Facs.           =  Facilities
Fin.            =  Finance
Fncg.           =  Financing
G.O.            =  General Obligation
Preref.         =  Prerefunded
Ref.            =  Refunding
Rev.            =  Revenue

The Tax-Exempt Fund of Maryland
Financial statements

Statement of assets and liabilities at July 31, 2005

                                              (dollars and shares in thousands,
                                                      except per-share amounts)
Assets:
  Investment securities at market (cost: $212,403)                     $220,782
  Cash                                                                      134
  Receivables for:
    Sales of Fund's shares                                  $   389
    Interest                                                  2,238       2,627
                                                                        223,543

Liabilities:
  Payables for:
    Repurchases of Fund's shares                                891
    Dividends on Fund's shares                                  203
    Management services                                          62
    Services provided by affiliates                             135
    Deferred Trustees' compensation                              17
    Other fees and expenses                                       2       1,310
Net assets at July 31, 2005                                            $222,233

Net assets consist of:
  Capital paid in on shares of beneficial interest                     $213,909
  Undistributed net investment income                                       178
  Accumulated net realized loss                                            (233)
  Net unrealized appreciation                                             8,379
Net assets at July 31, 2005                                            $222,233

Shares of beneficial interest issued and outstanding -- unlimited shares authorized, 13,774 total shares outstanding

                                                  Shares      Net asset value
                                Net assets      outstanding    per share/1/

Class A                          $171,150         10,608          $16.13
Class B                            18,512          1,147           16.13
Class C                            22,647          1,404           16.13
Class F                             6,093            378           16.13
Class R-5                           3,831            237           16.13



/1/ Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.76.


See Notes to Financial Statements

The Tax-Exempt Fund of Maryland

Financial statements

Statement of operations for the year ended July 31, 2005

                                                         (dollars in thousands)
Investment income:
  Income:
    Interest                                                           $  9,590
  Fees and expenses:/1/
    Investment advisory services                             $  439
    Business management services                                347
    Distribution services                                       812
    Transfer agent services                                      46
    Administrative services                                      43
    Reports to shareholders                                      33
    Registration statement and prospectus                        12
    Postage, stationery and supplies                              6
    Trustees' compensation                                       23
    Auditing and legal                                           45
    Custodian                                                     1
    Federal and state taxes                                       5
    Other                                                        10
    Total fees and expenses before waivers                    1,822
  Less waiver of fees and expenses:
    Investment advisory services                                 28
    Business management services                                 22
    Total fees and expenses after waivers                                 1,772
  Net investment income                                                   7,818

Net realized loss and unrealized appreciation on investments:
  Net realized loss on investments                                        (225)
  Net unrealized appreciation on investments                              2,473
    Net realized loss and unrealized appreciation on
      investments                                                         2,248
Net increase in net assets resulting from operations                    $10,066

/1/ Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.


Statements of changes in net assets

                                                         (dollars in thousands)
                                                       Year ended July 31
                                                    2005                2004
Operations:
  Net investment income                          $  7,818           $   7,517
  Net realized (loss) gain on investments           (225)                  75
  Net unrealized appreciation on investments        2,473               2,036
    Net increase in net assets resulting from
      operations                                   10,066               9,628

Dividends paid or accrued to shareholders from
  net investment income                           (7,767)             (7,428)

Capital share transactions                         21,608               2,641
Total increase in net assets                       23,907               4,841

Net assets:
  Beginning of year                               198,326             193,485
  End of year (including undistributed net
    investment income: $178 and $175,
    respectively)                                $222,233            $198,326

See Notes to Financial Statements

The Tax-Exempt Fund of Maryland

Financial highlights<F1>
                                Income from               Dividends and
                         investment operations<F2>        distributions

                                    Net                                                                             Ratio
                                   gains                                                                   Ratio   of ex-    Ratio
                                 (losses)            Divi-                                                of ex-   penses   of net
                  Net            on secur   Total    dends             Total                       Net    penses  to aver-  income
                 Asset             ities    from     (from   Distri-   divi-     Net             assets  to aver-  age net    to
                 value     Net     (both   invest-    net    butions   dends    asset            end of   age net  assets    aver-
                begin-   invest- realized   ment    invest-   (from     and    value,    Total   period   assets    after     age
                ning of   ment    and un-   oper-    ment    capital  distri-  end of   return     (in    before   waivers    net
                period   income  realized) ations   income)  gains)   butions  period    <F3>   millions) waivers   <F4>    assets


Class A:
Year ended
 7/31/2005      $15.94     $.62     $.19    $ .81    $(.62)$  --       $(.62)  $16.13     5.12%    $171      .71%    .69%    3.84%
Year ended
 7/31/2004       15.76      .64      .17      .81     (.63)   --        (.63)   15.94     5.17      154      .72     .72     3.97
Year ended
 7/31/2003       15.93      .62     (.15)     .47     (.62)    (.02)    (.64)   15.76     2.98      156      .73     .73     3.87
Year ended
 7/31/2002       15.68      .69      .25      .94     (.69)   --        (.69)   15.93     6.14      139      .75     .75     4.40
Year ended
 7/31/2001       15.12      .74      .56     1.30     (.74)   --        (.74)   15.68     8.77      119      .80     .80     4.77


Class B:
Year ended
 7/31/2005       15.94      .50      .19      .69     (.50)   --        (.50)   16.13     4.35       18     1.47    1.44     3.09
Year ended
 7/31/2004       15.76      .52      .17      .69     (.51)   --        (.51)   15.94     4.40       19     1.48    1.48     3.21
Year ended
 7/31/2003       15.93      .50     (.15)     .35     (.50)    (.02)    (.52)   15.76     2.22       18     1.48    1.48     3.09
Year ended
 7/31/2002       15.68      .57      .25      .82     (.57)   --        (.57)   15.93     5.35       11     1.49    1.49     3.62
Year ended
 7/31/2001       15.12      .62      .56     1.18     (.62)   --        (.62)   15.68     7.96        4     1.54    1.54     3.91

Class C:
Year ended
 7/31/2005       15.94      .48      .19      .67     (.48)   --        (.48)   16.13     4.22       23     1.59    1.56     2.97
Year ended
 7/31/2004       15.76      .50      .17      .67     (.49)   --        (.49)   15.94     4.27       17     1.60    1.60     3.09
Year ended
 7/31/2003       15.93      .48     (.15)     .33     (.48)    (.02)    (.50)   15.76     2.09       13     1.61    1.61     2.97
Year ended
 7/31/2002       15.68      .55      .25      .80     (.55)   --        (.55)   15.93     5.20        6     1.64    1.64     3.51
Period
 from 4/12/2001
 to 7/31/2001    15.49      .15      .20      .35     (.16)   --        (.16)   15.68     2.29        1      .49     .49     1.02

Class F:
Year ended
 7/31/2005       15.94      .60      .19      .79     (.60)   --        (.60)   16.13     4.98        6      .84     .82     3.72
Year ended
 7/31/2004       15.76      .62      .17      .79     (.61)   --        (.61)   15.94     5.04        5      .85     .85     3.85
Year ended
 7/31/2003       15.93      .60     (.15)     .45     (.60)    (.02)    (.62)   15.76     2.84        3      .86     .86     3.73
Year ended
 7/31/2002       15.68      .64      .25      .89     (.64)   --        (.64)   15.93     5.81        2      .99     .99     4.18
Period
 from 6/15/2001
 to 7/31/2001    15.59      .07      .09      .16     (.07)   --        (.07)   15.68     1.03   --<F5>      .14     .14      .45


Class R-5:
Year ended
 7/31/2005       15.94      .64      .19      .83     (.64)   --        (.64)   16.13     5.30        4      .54     .51     4.02
Year ended
 7/31/2004       15.76      .67      .17      .84     (.66)   --        (.66)   15.94     5.36        3      .54     .54     4.15
Year ended
 7/31/2003       15.93      .65     (.15)     .50     (.65)    (.02)    (.67)   15.76     3.16        3      .55     .55     4.06
Period
 from 7/15/2002
 to 7/31/2002    15.91      .03      .02      .05     (.03)   --        (.03)   15.93      .31        3      .02     .02      .18



                                                        Year ended July 31
                                                     2005 2004 2003 2002 2001

Portfolio turnover rate for all classes of shares     5%   11%  8%   5%   16%

<F1> Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

<F2> Based on average shares outstanding.

<F3> Total returns exclude all sales charges, including contingent deferred sales charges.

<F4> The ratios in this column reflect the impact, if any, of certain waivers.
During the year ended 7/31/2005, CRMC and WMC reduced fees for investment advisory services and business management services for all share classes.

<F5> Amount less than $1 million.

See Notes to Financial Statements


The Tax-Exempt Fund of Virginia
Summary investment portfolio July 31, 2005

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

Quality diversification:

(pie chart of Quality diversification showing the following segments:)

Moody's/S&P ratings (best of either)/1/

Aaa/AAA                           41.6%
Aa/AA                             32.1%
A/A                                3.8%
Baa/BBB                            8.3%
Lower than Baa/BBB or not rated    8.8%
Cash/equivalents                   5.4%

Maturity diversification:/2/

(pie chart of Maturity diversification showing the following segments:)

Under a year                       5.4%
1 to 10 years                     85.1%
10+ to 20 years                    8.7%
20+ to 30 years                    0.8%

Average life/3/ 6.25 years


/1/ If ratings are not available, they are assigned by the Fund's research analysts.

/2/ Securities are included at prerefunded dates, not maturity dates.

/3/ Average life more accurately reflects the potential impact of call options. Should no call options be exercised, the average maturity of the Virginia Fund is 7.46 years.



                                                                                                   Principal    Market   Percent
                                                                                                      amount     value    of net
Bonds & notes -- 94.57%                                                                                (000)     (000)    assets


Virginia -- 83.01%

State Issuers -- 30.81%

College Building Auth.:
  Educational Facs. Rev. Bonds:
    (21st Century College Program), Series 1998, 5.00% 2017                                            $1,000   $ 1,044 |
    (Public Higher Education Fncg. Program), Series 2002-A, 5.00% 2011                                  1,530     1,663 |----2.56%
    (University of Richmond Project), Series 2002-A, 5.00% 2032 (put 2009)                              3,500     3,698 |

    Educational Facs. Rev. Ref. Bonds, (Hampton University Project), Series 2003: 5.00% 2013            1,000     1,082 |
                                                                                  5.00% 2014            1,815     1,970 |----1.22

Commonwealth Transportation Board, Transportation Rev. Bonds (U.S. Route 58 Corridor Dev. Program),
  Series 1999-B, 5.50% 2013 (preref. 2009)                                                              4,750     5,194      2.08

Housing Dev. Auth.:
  Multi-family Housing Bonds 4.60%-5.95% 2009-2016                                                      4,745     4,903 |
  Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017                                                    825       850 |----2.30

Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT: 5.00% 2012           1,000     1,080 |
                                                                                   5.00% 2013           3,700     3,998 |----2.03
Public Building Auth.:
  Public Facs. Rev. Bonds: Series 1998-B, 5.00% 2011                                                    2,100     2,220 |
                           5.00%-5.75% due 2010-2016                                                    2,000     2,172 |----1.76

  Public Facs. Rev. Ref. Bonds, Series 2005-A: 5.00% 2015                                               1,000     1,103 |
                                               5.00% 2017                                               2,680     2,930 |----1.61

Public School Auth., School Fcng. Bonds, (1997 Resolution): Series 1998-A, 5.25% 2007                   2,000     2,092 |
                                                            Series 1998-B, 4.50% 2009                   2,880     3,015 |----3.60
                                                            4.00%-5.25% 2009-2017                       3,620     3,885 |

Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds 5.00% 2016-2017            2,480     2,691      1.08

Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program): Series 2002-A, 5.25% 2014        1,460     1,605 |
                                                                       Series 2003, 5.00% 2020          2,000     2,142 |----1.50

                                                                       4.375%-5.00% 2010-2016           2,490     2,615      1.04

Southeastern Public Service Auth., Senior Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015       4,825     5,291      2.12

Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2005: 5.25% 2019          2,000     2,074 |
                                                                                    5.50% 2026          2,500     2,639 |----1.88

Other securities                                                                                                 15,081      6.03
                                                                                                                 77,037     30.81

City & County Issuers -- 52.20%

Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds
  (Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032                                   2,000     1,975       .79%

Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource
  Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1999-B,
  AMT, FSA insured, 5.375% 2012                                                                         2,785     2,944      1.18

Industrial Dev. Auth. of the County of Charles City:
  Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of Virginia, Inc. Project), Series 1999, AMT,
    4.875% 2009                                                                                         2,100     2,156       .86
  Tax-Exempt Adjustable Mode Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002,
    AMT, 6.25% 2027 (put 2012)                                                                          1,000     1,103       .44

City of Chesapeake:
  G.O. Public Improvement and Ref. Bonds, Series 2001: 5.50% 2009                                       1,300     1,420 |
                                                       5.50% 2011                                       1,500     1,676 |----1.24

  G.O. Ref. Bonds, 5.40% 2008                                                                           1,000     1,074       .43
  G.O. School Ref. Bonds, Series 2003, 5.00% 2013                                                       3,000     3,287      1.31

City of Fairfax:
  Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects),
    Series 2005, 5.00% 2024                                                                             3,000     3,197 |
  G.O. School Bonds, Series 2004, 5.00% 2027                                                            1,640     1,751 |----1.98

Fairfax County:
  Econ. Dev. Auth.:
    Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I),
      Series 2005-A, 5.00% 2028                                                                         2,615     2,764      1.11
    Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A: 6.75% 2012           500       539 |
                                                                                     7.50% 2029         2,500     2,721 |----1.30
  Industrial Dev. Auth.:
    Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project): Series 1993-A, 5.25% 2019         2,500     2,764      1.11
                                                                      5.00% 2007-2011                   1,750     1,853       .74
    Health Care Rev. Ref. Bonds (Inova Health Systems Project), Series 1998-A, 5.00% 2011               1,500     1,567       .63

City of Hampton:
  Convention Center Rev. Bonds, Series 2002, AMBAC insured: 5.25% 2014                                  1,000     1,099 |
                                                            5.25% 2015                                  1,500     1,640 |----1.10

  G.O. Public Improvement and Ref. Bonds: Series 1998, 5.00% 2013                                       2,240     2,447       .98
                                          5.00%-5.25% 2011-2014                                         2,000     2,191       .88

Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center
  Project at Hanover Medical Park), Series 1995, MBIA insured: 6.50% 2010                               1,375     1,565 |
                                                               6.375% 2018                              1,500     1,792 |----1.34

Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds
  (Williamsburg Landing, Inc.), Series 2005: 5.35% 2026                                                 2,250     2,272 |
                                             5.50% 2034                                                   750       760 |----1.21

Industrial Dev. Auth. of King George County, Solid Waste Disposal Rev. Bonds (King George
  Landfill, Inc. Project), Series 2003-A,  AMT, 4.10% 2023 (put 2009)                                   1,000     1,000       .40

Loudoun County:
  Dulles Town Center, Community Dev. Auth., Special Assessment Bonds (Dulles Town Center Project),
      Series 1998, 6.25% 2026                                                                           2,490     2,563      1.03
  G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012                                     1,795     1,963       .79
  Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Falcons Landing Project),
    Series 2004-A, 6.00% 2024                                                                           2,000     2,111       .84

City of Newport News:
  G.O. General Improvement and Water Bonds, Series 2002-A, 5.00% 2016                                   1,585     1,719       .69
  G.O. General Improvement Bonds 5.00% 2020                                                             1,000     1,081       .43
  G.O. General Improvement Ref. Bonds, Series 2003-A, 5.00% 2010                                        1,000     1,077       .43

Industrial Dev. Auth. of the City of Norfolk, Health Care Rev. Bonds (Bon Secours Health System),
  Series 1997, MBIA insured, 5.00% 2007                                                                 1,250     1,300       .52

Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured: 5.375% 2014                1,485     1,587 |
                                                                             5.375% 2015                1,565     1,686 |----1.31

Prince William County:
  Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026              2,448     2,629      1.05

  Water and Sewer System Rev. Ref. Bonds, Series 2003: 5.00% 2014                                       1,000     1,100 |
                                                       5.00% 2019                                       1,635     1,773 |----1.15

City of Richmond, G.O. Public Improvement Ref. Bonds: Series 2001, FGIC insured, 5.375% 2015            1,000     1,114 |
                                                      Series 2005-B, FSA insured, 5.00% 2014            1,500     1,641 |----1.10%

Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System
  Obligated Group), Series 2002-A, MBIA insured, 5.50% 2015                                             3,500     3,833      1.53

City of Virginia Beach:
  Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993,
    AMBAC insured: 6.00% 2011                                                                           1,000     1,122 |
                   5.125% 2018                                                                          2,200     2,416 |----1.42

  Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A: 5.375% 2017          1,500     1,654 |
                                                                                   5.00% 2021           2,000     2,128 |----1.51

  G.O. Public Improvement Bonds, Series 2001: 5.00% 2012 (preref. 2011)                                 2,425     2,650 |
                                              5.00% 2013 (preref. 2011)                                 2,425     2,650 |----2.12
  G.O. Public Improvement Ref. Bonds:
    Series 2002: 5.00% 2015 (preref. 2012)                                                              1,500     1,630 |
                 5.00% 2016 (preref. 2012)                                                              1,500     1,630 |----1.31

    Series 2004-B, 5.00% 2017                                                                           1,000     1,106       .44

County of Isle of Wight, Industrial Dev. Auth.:
  Environmental Improvement Rev. Bonds (International Paper Co. Projects), Series 2000-A, AMT,
      6.60% 2024                                                                                        2,590     2,835      1.13
  Pollution Control Rev. Ref. Bonds (International Paper Co. Projects), Series 2004-A, 4.05% 2014       1,000     1,000       .40
  Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds
    (Westminster-Canterbury of Winchester, Inc.) 4.875%-5.30% 2019-2035                                 3,005     3,026      1.21
  Other securities                                                                                               31,909     12.76
                                                                                                                130,490     52.20


District of Columbia -- 5.33%

Metropolitan Washington Airports Auth.:
  Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, MBIA insured, 5.25% 2010                      1,000     1,056       .42
  Airport System Rev. Bonds 5.25%-5.50% 2014-2017                                                       2,000     2,171       .87

  Airport System Rev. Ref. Bonds: Series 2002-D, AMT, FSA insured, 5.375% 2016                          1,995     2,142 |
                                  5.00%-5.375% 2013-2019                                                6,000     6,388 |----3.41
Other securities                                                                                                  1,565       .63
                                                                                                                 13,322      5.33

Puerto Rico -- 4.45%

Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA:
  FSA insured, 5.00% 2026 (put 2010)                                                                    2,000     2,146 |
  AMBAC insured, 5.00% 2035 (put 2010)                                                                  1,150     1,234 |----1.35

Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)                1,540     1,696       .68

Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A:
  AMBAC insured, 5.25% 2030 (put 2012)                                                                  1,000     1,094 |
  FGIC insured, 5.25% 2031 (put 2012)                                                                   3,000     3,283 |----1.75

Other securities                                                                                                  1,669       .67
                                                                                                                 11,122      4.45

Virgin Islands -- 1.78%

Public Fin. Auth.:
  Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, 5.20%-5.50% 2005-2009                    3,000     3,106      1.24
  Rev. Bonds (Matching Fund Loan Notes), Senior Lien, Series 2004-A, 5.25% 2017-2018                    1,250     1,354       .54
                                                                                                                  4,460      1.78

Total bonds & notes (cost: $227,356,000)                                                                        236,431     94.57

Short-term securities -- 4.81%

Peninsula Ports Authority, Coal Termination Rev. Ref. Bonds (Dominion Terminal Associates Project),
  Series 1987-D, 2.31% 20161                                                                            3,350     3,350      1.34

Industrial Dev. Auth. of Loudoun County, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute
  Issue): Series 2003-A, 2.31% 20381,2                                                                  1,800     1,800 |
          Series 2003-B, 2.30% 20381                                                                    2,400     2,400 |----2.51
  Series 2003-C, 2.35% 20381                                                                            2,065     2,065 |

Industrial Dev. Auth. of the City of Roanoke, Virginia, Hospital Rev. Ref. Bonds (Carilion
  Health System Obligated Group): Series 2002-B, 2.33% 20271                                            1,100     1,100 |
    Series 2002-D, 2.33% 20271                                                                          1,300     1,300 |----.96

Total short-term securities (cost: $12,015,000)                                                                  12,015      4.81

Total investment securities (cost: $239,371,000)                                                                248,446     99.38
Other assets less liabilities                                                                                     1,561       .62

Net assets                                                                                                     $250,007    100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

<F1> Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

<F2> This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Key to abbreviations
AMT             =  Alternative Minimum Tax
Auth.           =  Authority
Dev.            =  Development
Dist.           =  District
Econ.           =  Economic
Fac.            =  Facility
Facs.           =  Facilities
Fin.            =  Finance
Fncg.           =  Financing
G.O.            =  General Obligation
Preref.         =  Prerefunded
Redev.          =  Redevelopment
Ref.            =  Refunding
Rev.            =  Revenue

The Tax-Exempt Fund of Virginia

Financial statements

Statement of assets and liabilities at July 31, 2005

                                              (dollars and shares in thousands,
                                                      except per-share amounts)
Assets:
  Investment securities at market (cost: $239,371)                     $248,446
  Cash                                                                      105
  Receivables for:
    Sales of Fund's shares                                  $   692
    Interest                                                  2,939       3,631
                                                                        252,182
Liabilities:
  Payables for:
    Purchases of investments                                  1,650
    Repurchases of Fund's shares                                 77
    Dividends on Fund's shares                                  225
    Management services                                          68
    Services provided by affiliates                             137
    Deferred Trustees' compensation                              17
    Other fees and expenses                                       1       2,175
Net assets at July 31, 2005                                            $250,007

Net assets consist of:
  Capital paid in on shares of beneficial interest                     $240,678
  Undistributed net investment income                                       255
  Accumulated net realized loss                                             (1)
  Net unrealized appreciation                                             9,075
Net assets at July 31, 2005                                            $250,007

Shares of beneficial interest issued and outstanding -- unlimited shares authorized, 15,032 total shares outstanding

                                                   Shares     Net asset value
                                  Net assets     outstanding   per share/1/

Class A                            $209,800        12,615         $16.63
Class B                              13,334           801          16.63
Class C                              15,713           945          16.63
Class F                               8,937           537          16.63
Class R-5                             2,223           134          16.63


/1/ Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.28.


See Notes to Financial Statements

The Tax-Exempt Fund of Virginia


Statement of operations for the year ended July 31, 2005

                                                         (dollars in thousands)
Investment income:
  Income:
    Interest                                                            $10,197
  Fees and expenses: /1/
    Investment advisory services                            $   480
    Business management services                                378
    Distribution services                                       805
    Transfer agent services                                      52
    Administrative services                                      39
    Reports to shareholders                                      39
    Registration statement and prospectus                         9
    Postage, stationery and supplies                             11
    Trustees' compensation                                       23
    Auditing and legal                                           45
    Custodian                                                     1
    Federal and state taxes                                       1
    Other                                                        10
    Total fees and expenses before waivers                    1,893
  Less waiver of fees and expenses:
    Investment advisory services                                 30
    Business management services                                 24
    Total fees and expenses after waivers                                 1,839
  Net investment income                                                   8,358

Net realized gain and unrealized appreciation on investments
  Net realized gain on investments                                          536
  Net unrealized appreciation on investments                              1,302
    Net realized gain and unrealized appreciation on investments          1,838
Net increase in net assets resulting from operations                    $10,196


/1/ Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.


Statements of changes in net assets

                                                         (dollars in thousands)
                                                             Year ended July 31
                                                              2005       2004
Operations:
  Net investment income                                    $  8,358    $  7,900
  Net realized gain (loss) on investments                       536         (27)
  Net unrealized appreciation on investments                  1,302       1,970
    Net increase in net assets resulting from operations     10,196       9,843

Dividends paid or accrued to shareholders from
  net investment income                                     (8,259)     (7,895)

Capital share transactions                                   21,263       2,408

Total increase in net assets                                 23,200       4,356

Net assets:
  Beginning of year                                         226,807     222,451
  End of year (including undistributed net investment
    income: $255 and $162, respectively)                   $250,007    $226,807

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Financial highlights<F1>
                                Income from               Dividends and
                         investment operations<F2>        distributions

                                    Net                                                                             Ratio
                                   gains                                                                   Ratio   of ex-    Ratio
                                 (losses)            Divi-                                                of ex-   penses   of net
                  Net            on secur   Total    dends             Total                       Net    penses  to aver-  income
                 Asset             ities    from     (from   Distri-   divi-     Net             assets  to aver-  age net    to
                 value     Net     (both   invest-    net    butions   dends    asset            end of   age net  assets    aver-
                begin-   invest- realized   ment    invest-   (from     and    value,    Total   period   assets    after     age
                ning of   ment    and un-   oper-    ment    capital  distri-  end of   return     (in    before   waivers    net
                period   income  realized) ations   income)  gains)   butions  period    <F3>   millions) waivers   <F4>    assets

Class A:
Year ended
 7/31/2005      $16.48     $.61     $.14    $ .75    $(.60)  $--       $(.60)  $16.63     4.59%    $210      .69%    .67%    3.62%
Year ended
 7/31/2004       16.32      .60      .16      .76     (.60)   --        (.60)   16.48     4.67      189      .70     .70     3.60
Year ended
 7/31/2003       16.57      .60     (.21)     .39     (.60)    (.04)    (.64)   16.32     2.32      189      .71     .71     3.61
Year ended
 7/31/2002       16.29      .66      .31      .97     (.66)    (.03)    (.69)   16.57     6.08      169      .73     .73     4.05
Year ended
 7/31/2001       15.57      .72      .72     1.44     (.72)   --        (.72)   16.29     9.40      132      .78     .78     4.47


Class B:
Year ended
 7/31/2005       16.48      .49      .14      .63     (.48)   --        (.48)   16.63     3.82       13     1.45    1.43     2.87
Year ended
 7/31/2004       16.32      .48      .16      .64     (.48)   --        (.48)   16.48     3.90       14     1.45    1.45     2.84
Year ended
 7/31/2003       16.57      .47     (.21)     .26     (.47)    (.04)    (.51)   16.32     1.56       14     1.46    1.46     2.81
Year ended
 7/31/2002       16.29      .54      .31      .85     (.54)    (.03)    (.57)   16.57     5.28        7     1.48    1.48     3.26
Year ended
 7/31/2001       15.57      .59      .72     1.31     (.59)   --        (.59)   16.29     8.56        3     1.51    1.51     3.57


Class C:
Year ended
 7/31/2005       16.48      .47      .14      .61     (.46)   --        (.46)   16.63     3.70       16     1.57    1.55     2.75
Year ended
 7/31/2004       16.32      .45      .16      .61     (.45)   --        (.45)   16.48     3.77       15     1.58    1.58     2.72
Year ended
 7/31/2003       16.57      .45     (.21)     .24     (.45)    (.04)    (.49)   16.32     1.43       14     1.60    1.60     2.72
Year ended
 7/31/2002       16.29      .52      .31      .83     (.52)    (.03)    (.55)   16.57     5.15        8     1.62    1.62     3.13
Period
 from 4/18/2001
 to 7/31/2001    16.01      .14      .29      .43     (.15)   --        (.15)   16.29     2.69        1      .46     .46      .89


Class F:
Year ended
 7/31/2005       16.48      .59      .14      .73     (.58)   --        (.58)   16.63     4.46        9      .82     .80     3.50
Year ended
 7/31/2004       16.32      .58      .16      .74     (.58)   --        (.58)   16.48     4.54        7      .83     .83     3.48
Year ended
 7/31/2003       16.57      .58     (.21)     .37     (.58)    (.04)    (.62)   16.32     2.17        3      .85     .85     3.44
Year ended
 7/31/2002       16.29      .56      .31      .87     (.56)    (.03)    (.59)   16.57     5.44        1     1.23    1.23     3.51
Period
 from 4/4/2001
 to 7/31/2001    16.18      .18      .13      .31     (.20)   --        (.20)   16.29     1.95   --<F5>      .31     .31     1.26

Class R-5:
Year ended
 7/31/2005       16.48      .64      .14      .78     (.63)   --        (.63)   16.63     4.77        2      .52     .50     3.81
Year ended
 7/31/2004       16.32      .63      .16      .79     (.63)   --        (.63)   16.48     4.85        2      .52     .52     3.78
Year ended
 7/31/2003       16.57      .63     (.21)     .42     (.63)    (.04)    (.67)   16.32     2.49        2      .53     .53     3.79
Period
 from 7/15/2002
 to 7/31/2002    16.55      .03      .02      .05     (.03)   --        (.03)   16.57      .29        2      .02     .02      .16



                                                        Year ended July 31
                                                   2005  2004  2003  2002  2001

Portfolio turnover rate for all classes of shares   13%   8%    4%    10%   5%

<F1> Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

<F2> Based on average shares outstanding.

<F3> Total returns exclude all sales charges, including contingent deferred sales charges.

<F4> The ratios in this column reflect the impact, if any, of certain waivers.
During the year ended 7/31/2005, CRMC and WMC reduced fees for investment
advisory   services and business management services for all share classes.

<F5>Amount less than $1 million.

See Notes to Financial Statements

The American Funds Tax-Exempt Series I

Notes to financial statements

1. Organization and significant accounting policies

Organization -- The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

The Funds offer five share classes, some of which are offered to limited categories of investors. The Funds' share classes are described below:

                Initial sales   Contingent deferred sales charge
Share class        charge       upon redemption                                  Conversion feature

Class A          Up to 3.75%    None (except 1% for certain redemptions within   None
                                one year of purchase without an initial sales
                                charge)

Class B             None        Declines from 5% to 0% for redemptions within    Class B converts to Class A after eight years
                                six years of purchase

Class C             None        1% for redemptions within one year of purchase   Class C converts to Class F after 10 years

Class F             None        None                                             None

Class R-5           None        None                                             None


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies -- The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

     Security valuation -- Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days are determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the Trust's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security;
     contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

     Security transactions and related investment income -- Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     Class allocations -- Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     Dividends and distributions to shareholders -- Dividends paid to shareholders are declared daily after the determination of the Funds' net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2.   Federal income taxation and distributions

The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The Funds are not subject to income taxes to the extent such distributions are made. Generally, income earned by the Funds is exempt from Federal income taxes; however, the Funds might earn taxable income from the sale of certain securities purchased at a market discount.

Distributions -- Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as deferred expenses; net capital losses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes. As of July 31, 2005, the cost of investment securities for Federal income tax purposes was $212,257,000 and $239,182,000 for the Maryland Fund and the Virginia Fund, respectively.

During the year ended July 31, 2005, the Maryland Fund and the Virginia Fund reclassified $35,000 and $3,000, respectively, from undistributed net investment income to capital paid in on shares of beneficial interest. The Maryland Fund and Virginia Fund also reclassified $13,000 and $3,000, respectively, from undistributed net investment income to undistributed capital gains to align financial reporting with tax reporting.

As of July 31, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Maryland

Undistributed net investment income                                     $   253
Short-term and long-term capital loss deferrals                           (233)
Gross unrealized appreciation on investment securities                    8,760
Gross unrealized depreciation on investment securities                    (235)
Net unrealized appreciation on investment securities                      8,525

Virginia

Undistributed net investment income                                     $   308
Short-term capital loss carryforward expiring in 2012                       (1)
Gross unrealized appreciation on investment securities                    9,527
Gross unrealized depreciation on investment securities                    (263)
Net unrealized appreciation on investment securities                      9,264

For the Maryland Fund, short-term and long-term capital loss deferrals above include capital loss carryforwards of $21,000 and $1,000 expiring in 2012 and 2013, respectively. The capital loss carryforward above for the Virginia Fund reflects the utilization of a $539,000 capital loss carryforward. The capital loss carryforwards will be used to offset any capital gains realized by the Funds in future years through the expiration dates. The Funds will not make distributions from capital gains while capital loss carryforwards remain. Also included in short-term and long-term capital loss deferrals for the Maryland Fund are capital loss deferrals of $211,000 that were realized during the period November 1, 2004 through July 31, 2005. During the year ending July 31, 2005, the Maryland Fund realized, on a tax basis, a net capital loss of $212,000 and the Virginia Fund realized a net capital gain of $539,000.

Distributions paid or accrued to shareholders from tax-exempt income were as follows (dollars in thousands):

Maryland

                                         Year ended July 31
Share class                          2005                 2004

Class A                             $6,246               $6,088
Class B                                579                  596
Class C                                595                  454
Class F                                202                  156
Class R-5                              145                  134

Total                               $7,767               $7,428

Virginia

                                         Year ended July 31
Share class                          2005                 2004

Class A                             $7,081               $6,790
Class B                                386                  409
Class C                                420                  403
Class F                                290                  214
Class R-5                               82                   79

Total                               $8,259               $7,895


3.   Fees and transactions with related parties

Business management services -- The Funds have a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), provides services necessary to carry on the Funds' general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Funds' contractual service providers including custodian operations, shareholder services and Fund share distribution functions. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each Fund's daily net assets and 0.09% on such assets in excess of $60 million. The agreement also provides for monthly fees of 1.35% of each Fund's gross investment income (excluding any net capital gains from transactions in portfolio securities). WMC is currently waiving a portion of its business management services fees. From September 1, 2004 through March 31, 2005, WMC waived 5% of these fees and increased the waiver to 10% on April 1, 2005. During the year ended July 31, 2005, total business management fees waived by WMC were $22,000 and $24,000 for the Maryland and Virginia Funds, respectively. As a result, the fee shown on the accompanying financial statements for the Maryland Fund of $347,000, which was equivalent to an annualized rate of 0.164%, was reduced to $325,000, or 0.154% of average daily net assets. The fee shown on the accompanying financial statements for the Virginia Fund of $378,000, which was equivalent to an annualized rate of 0.159%, was reduced to $354,000, or 0.149% of average daily net assets. During the fiscal year, WMC paid the Maryland and Virginia Funds' investment adviser $2,147,000 for performing various fund accounting services for the Funds and for Washington Mutual Investors Fund, another registered investment company for which WMC serves as business manager. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of JLG, earned $42,000 and $21,000 from its retail sales of shares and distribution plans of the Maryland and Virginia Funds, respectively.

Investment advisory services -- Capital Research and Management Company (CRMC), the Funds' investment adviser, is the parent company of American Funds Service Company (AFS), the Funds' transfer agent, and American Funds Distributors, Inc.
(AFD), the principal underwriter of the Funds' shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of daily net assets and decreasing to 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily of 1.65% of each Fund's monthly gross income. CRMC is currently waiving a portionof its investment advisory services fees. From September 1, 2004 through March 31, 2005, CRMC waived 5% of these fees and increasedthe waiver to 10% on April 1, 2005. During the year ended July 31, 2005, total investment advisory services fees waived by CRMC were $28,000 and $30,000 for the Maryland and Virginia Funds, respectively. As a result, the fee shown on the accompanying financial statements for the Maryland Fund of $439,000, which was equivalent to an annualized rate of 0.207%, was reduced to $411,000, or 0.194% of average daily net assets. The fee shown on the accompanying financial statements for the Virginia Fund of $480,000, which was equivalent to an annualized rate of 0.202%, was reduced to $450,000, or 0.190% of average daily net assets.

Class-specific fees and expenses -- Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services -- The Funds have adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. The remaining amounts available to be paid under each plan are paid to selling dealers to compensate them for their selling activities.

For Class A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2005, unreimbursed expenses subject to reimbursement totaled $99,000 for the Maryland Fund and $172,000 for the Virginia Fund.

Share class       Currently approved limits       Plan limits

Class A                     0.25%                    0.25%
Class B                     1.00                     1.00
Class C                     1.00                     1.00
Class F                     0.25                     0.50

Transfer agent services -- The Funds have a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services -- The Funds have an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended July 31, 2005, were as follows (dollars in thousands):

Maryland
                                                Administrative services
                                 Transfer           CRMC            Transfer
              Distribution         agent       administrative         agent
Share class     services         services         services          services

Class A           $409              $40        Not applicable    Not applicable
Class B            188               6         Not applicable    Not applicable
Class C            201          Included in          $29               $2
Class F            14         administrative          8                --*
Class R-5    Not applicable      services             4                --*

Total             $812              $46              $41               $2


Virginia
                                                Administrative services
                                 Transfer           CRMC            Transfer
              Distribution         agent       administrative         agent
Share class     services         services         services          services

Class A           $494              $48        Not applicable    Not applicable
Class B            136               4         Not applicable    Not applicable
Class C            154          Included in          $22               $2
Class F            21         administrative         12                 1
Class R-5    Not applicable      services             2                --
Total             $805              $52              $36               $3

*Amount less than one thousand.

Deferred Trustees' compensation -- Since the adoption of the deferred compensation plan in 1994, Independent Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of the Funds or other American Funds. Trustees' compensation of $23,000 each for the Maryland Fund and the Virginia Fund, shown on the accompanying financial statements, includes $22,000 for each Fund in current fees (either paid in cash or deferred) and a net increase of $1,000 in each Fund in the value of the deferred amounts.

Affiliated officers and Trustees -- All the officers of the Trust and three of its Trustees are affiliated with WMC and received no compensation directly from the Funds.

4.    Investment transactions and other disclosures

The Maryland Fund and Virginia Fund made purchases of investment securities, excluding short-term securities, of $34,438,000 and $48,750,000, and sales of $9,795,000 and $29,131,000, respectively, during the year ended July 31, 2005.

The Funds receive a reduction in their custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended July 31, 2005, the custodian fee of $1,000 each for the Maryland Fund and Virginia Fund, shown on the accompanying financial statements, includes $1,000 for each Fund that was offset by this reduction, rather than paid in cash.

5.   Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):


Maryland

                                                                          Reinvestments                           Net Increase
                                                        Sales<F1>         of dividends       Repurchases<F1>       (decrease)

Share class                                    Amount    Shares    Amount    Shares         Amount    Shares    Amount    Shares


Year ended July 31, 2005
Class A                                        $43,771     2,707    $4,289       265      $(32,874)   (2,035)   $15,186       937
Class B                                          1,344        83       384        24        (2,019)     (125)     (291)      (18)
Class C                                          7,403       458       430        27        (2,719)     (168)     5,114       317
Class F                                          2,013       125       131         8        (1,042)      (65)     1,102        68
Class R-5                                          400        24        97         6             --        --       497        30
Total net increase (decrease)                  $54,931     3,397    $5,331       330      $(38,654)   (2,393)   $21,608     1,334

Year ended July 31, 2004
Class A                                        $27,057     1,683    $4,126       257      $(35,229)   (2,190)  $(4,046)     (250)
Class B                                          3,091       193       391        24        (2,808)     (175)       674        42
Class C                                          7,926       492       329        21        (3,652)     (228)     4,603       285
Class F                                          2,770       172        98         6        (1,545)      (97)     1,323        81
Class R-5                                           --        --        87         6             --        --        87         6
Total net increase (decrease)                  $40,844     2,540    $5,031       314      $(43,234)   (2,690)   $ 2,641       164



Virginia

                                                                          Reinvestments                           Net increase
                                                        Sales<F1>         of dividends       Repurchases<F1>       (decrease)
Share class                               Amount    Shares    Amount    Shares              Amount    Shares    Amount    Shares


Year ended July 31, 2005
Class A                                        $41,385     2,478    $4,707       282      $(26,407)   (1,581)   $19,685     1,179
Class B                                            853        51       303        18        (1,798)     (108)     (642)      (39)
Class C                                          3,923       235       315        19        (3,596)     (216)       642        38
Class F                                          3,177       190       163        10        (1,844)     (111)     1,496        89
Class R-5                                           --        --        82         5             --        --        82         5
Total net increase (decrease)                  $49,338     2,954    $5,570       334      $(33,645)   (2,016)   $21,263     1,272


Year ended July 31, 2004
Class A                                        $33,025     1,977    $4,467       268      $(39,849)   (2,396)  $(2,357)     (151)
Class B                                          2,229       134       320        19        (2,557)     (154)       (8)       (1)
Class C                                          5,053       303       300        18        (4,545)     (274)       808        47
Class F                                          5,108       307       138         8        (1,361)      (82)     3,885       233
Class R-5                                           --        --        80         5             --        --        80         5
Total net increase (decrease)                  $45,415     2,721    $5,305       318      $(48,312)   (2,906)   $ 2,408       133

<F1> Includes exchanges between share classes of the Fund.

The American Funds Tax-Exempt Series I

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of The American Funds Tax-Exempt Series I:

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") at July 31, 2005, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assuranceabout whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Los Angeles, California
September 2, 2005

Tax information (unaudited)

We are required to advise you within 60 days of the Maryland and Virginia Funds' fiscal year-end regarding the Federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the Funds' fiscal year ending July 31, 2005.

Shareholders may exclude from Federal taxable income any exempt-interest dividends paid by the Funds from net investment income. The Funds designate all of the dividends paid by the Funds earned during the fiscal year as exempt-interest dividends.

Individual shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in January 2006 to determine the calendar year amounts to be included on their 2005 tax returns. Shareholders should consult their tax advisers.

The American Funds Tax-Exempt Series I

Other share class results (unaudited)

Class B, Class C and Class F

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2005 (the most recent calendar quarter):
                                                                        Life of
The Tax-Exempt Fund of Maryland                       1 year  5 years    class

Class B shares -- first sold 3/15/00

Reflecting applicable contingent deferred sales
  charge (CDSC), maximum of 5%, payable only if
  shares are sold within six years of purchase       + 0.99%   +4.79%   +4.99%

Not reflecting CDSC                                   +5.99%   +5.12%   +5.14%

Class C shares -- first sold 4/12/01

Reflecting CDSC, maximum of 1%, payable only if
  shares are sold within one year of purchase         +4.86%   --       +4.46%

Not reflecting CDSC                                   +5.86%   --       +4.46%

Class F shares* -- first sold 6/15/01

Not reflecting annual asset-based fee charged
  by sponsoring firm                                  +6.64%   --       +5.04%

                                                                        Life of
The Tax-Exempt Fund of Virginia                       1 year  5 years    class

Class B shares -- first sold 3/15/00

Reflecting applicable contingent deferred sales
  charge (CDSC), maximum of 5%, payable only if
  shares are sold within six years of purchase        +0.45%   +4.68%   +4.97%

Not reflecting CDSC                                  + 5.45%   +5.01%   +5.12%

Class C shares -- first sold 4/18/01

Reflecting CDSC, maximum of 1%, payable only if
  shares are sold within one year of purchase         +4.32%   --       +4.14%

Not reflecting CDSC                                   +5.32%   --       +4.14%

Class F shares* -- first sold 4/4/01

Not reflecting annual asset-based fee charged by
  sponsoring firm                                     +6.10%   --       +4.51%

The Funds' investment adviser and business manager waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect these waivers, without which they would have been lower. Please see the Financial Highlights tables on pages 9 and 16 for details.

*These shares are sold without any initial or contingent deferred sales charge.


There are several ways to invest in The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. For the Maryland and Virginia Funds, Class B shares were subject to higher annual expenses (0.75 percentage points for the Maryland Fund and 0.76 percentage points for the Virginia Fund) than those for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to higher annual expenses (0.87 percentage points for the Maryland Fund and 0.88 percentage points for the Virginia Fund) than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (0.13 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the Funds. As a result, dividends and investment results will differ for each share class.

The American Funds Tax-Exempt Series I

Expense example (unaudited)


As a shareholder of the Funds, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 through July 31, 2005).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The American Funds Tax-Exempt Series I


The Tax-Exempt Fund of Maryland

                                                  Beginning        Ending        Expenses
                                                 account value  account value   paid during    Annualized
                                                   2/1/2005       7/31/2005     period<F1>    expense ratio


Class A -- actual return                           $1,000.00      $1,012.49        $3.34            .67%
Class A -- assumed 5% return                        1,000.00       1,021.47         3.36            .67
Class B -- actual return                            1,000.00       1,008.75         7.07           1.42
Class B -- assumed 5% return                        1,000.00       1,017.75         7.10           1.42
Class C -- actual return                            1,000.00       1,008.19         7.67           1.54
Class C -- assumed 5% return                        1,000.00       1,017.16         7.70           1.54
Class F -- actual return                            1,000.00       1,011.91         3.99            .80
Class F -- assumed 5% return                        1,000.00       1,020.83         4.01            .80
Class R-5 -- actual return                          1,000.00       1,013.38         2.50            .50
Class R-5 -- assumed 5% return                      1,000.00       1,022.32         2.51            .50



The Tax-Exempt Fund of Virginia

                                                  Beginning         Ending
                                                 account value  account value  Expenses paid   Annualized
                                                   2/1/2005       7/31/2005   during period1  expense ratio


Class A -- actual return                           $1,000.00      $1,009.53        $3.29            .66%
Class A -- assumed 5% return                        1,000.00       1,021.52         3.31            .66
Class B -- actual return                            1,000.00       1,005.81         7.01           1.41
Class B -- assumed 5% return                        1,000.00       1,017.80         7.05           1.41
Class C -- actual return                            1,000.00       1,005.25         7.61           1.53
Class C -- assumed 5% return                        1,000.00       1,017.21         7.65           1.53
Class F -- actual return                            1,000.00       1,008.91         3.89            .78
Class F -- assumed 5% return                        1,000.00       1,020.93         3.91            .78
Class R-5 -- actual return                          1,000.00       1,010.42         2.39            .48
Class R-5 -- assumed 5% return                      1,000.00       1,022.41         2.41            .48



<F1> Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

The American Funds Tax-Exempt Series I

Approval of renewal of investment advisory agreement

On June 16, 2005, the Trust's Board of Trustees (the "Board"), including a majority of the Independent Trustees, approved the renewal of the Trust's Investment Advisory Agreement (the "Agreement") with Capital Research and Management Company ("CRMC") for an additional one-year term through July 31, 2006. The Board approved renewal of the Agreement following the recommendation of the Trust's Governance Committee (the "Committee"), which is comprised of all of the Trust's Independent Trustees. The information, material factors and conclusions that formed the basis for the Committee's recommendation and the Board's subsequent approval are described below.

1.   Information received

     Materials reviewed

During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by CRMC,including reports on the investment results of each of the Funds that comprise the Trust; portfolio composition; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by CRMC to the Funds. In addition, supplementary information requested and reviewed by the Committee included extensive materials regarding the Funds' investment performance, advisory fee and expense comparisons (including comparisons to advisory fees charged by an affiliate of CRMC to institutional clients), financial and profitability information regarding CRMC, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and other services to the Trust.

     Review process

The Committee received assistance and advice regarding legal and industry standards from independent counsel to the Trust and its Independent Trustees. The Committee discussed the renewal of the Agreement with a senior representative of CRMC, as well as Trust officers, and in a private session with independent legal counsel. In deciding to recommend the renewal of the Agreement, the Committee did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the more important, but not all, of the factors considered by the Board and the Committee.

2. Nature, extent and quality of services

     CRMC, its personnel and its resources

The Board and the Committee considered the depth and quality of CRMC's investment management process, including: its research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in complex-wide assets under management. The Board and the Committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, results and portfolio accounting. They recognized CRMC's commitment to investing in information technology supporting investment management and compliance. They recognized CRMC's continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems.

Other services

The Board and the Committee considered CRMC's (or its affiliates') policies, procedures and systems to ensure compliance with applicablelaws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Funds. The Board and the Committee also considered the nature, extent, quality and cost of distribution and shareholder services provided by CRMC to the Funds under various agreements with the Trust. Ultimately, the Board and the Committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and will continue to benefit the Funds and their shareholders.

3. Investment results

The Board and the Committee examined both the short-term and long-term investment results of the Funds relative to their peer groups and relevant indexes through May 31, 2005.

In particular, the Board and the Committee considered analytical data developed by Lipper Inc. that compared the performance of each Fund relative to other municipal debt funds investing in Maryland and Virginia, as well as the Lehman Brothers Municipal Bond Index. It was noted that each Fund underperformed certain of its peers but that was largely attributable to the Funds' conservative risk profile. Ultimately, in considering the analytical data provided, the Board and the Committee determined that CRMC's record in managing each of the Fundswas satisfactory and indicated that its advisory services should continue to benefit the Funds and their shareholders.

4. Advisory fees and total expenses

The Board and the Committee reviewed the advisory fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other similar municipal bond funds. In particular, the Board and the Committee reviewed data that compared the median advisory fees of other Maryland and Virginia tax-free funds, with the advisory fees of each of the Funds, noting that each Fund's advisory fees were lower.

They also noted the voluntary fee waivers that CRMC put into effect complex-wide during the past year. Based on the information presented by CRMC, members of the Board and the Committee then determined, in their business judgment, that the relatively low level of the fees charged by CRMC will benefit the Funds and their shareholders.

5. Adviser costs, level of profits and economies of scale

The Board and the Committee reviewed information regarding CRMC's costs of providing services to the American Funds as a whole, as well as the resulting level of profits to CRMC, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Committee noted that it had also received information during the past year regarding the structure and manner in which CRMC's investment professionals were compensated and CRMC's view of the relationship of such compensation to the attraction and retention of quality personnel. The Board and the Committee considered CRMC's need to invest in technology, infrastructure and staff to support existing services, to offer new services and to accommodate changing regulatory requirements. They further considered the Funds' advisory fee structure in relation to each Fund's total assets. The fee structure provides for a lower fee rate above $60 million in total net assets. The Board and the Committee concluded that the Funds' cost structure was reasonable and that CRMC was sharing economies of scale with the Funds and their shareholders.

6. Ancillary benefits

The Board and the Committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC's relationship with the Funds and other American Funds, including: fees for administrative services provided to certain share classes; fees paid to CRMC's affiliated transfer agent; sales charges and distribution fees received and retained by the Trust's principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC's institutional management affiliate. The Board and the Committee reviewed CRMC's portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the American Funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Committee concluded that the nature, extent and quality of the services rendered to the Funds by CRMC continued to be excellent and favored renewal of the Agreement. The Board and the Committee concluded that the Agreement continued to be fair and reasonable to each of the Funds and its shareholders, that each Fund's shareholders received reasonable value in return for the advisory fees and other amounts paid to CRMC by the Funds, and that the renewal of the Agreement was in the best interests of each Fund and its shareholders.

The American Funds Tax-Exempt Series I

Board of Trustees and of ficers


Independent Trustees
                                                                                      Number
                                                                                     of port-
                                Year                                                  folios
                                first                                                 in Fund
                               elected                                              complex<F2>
                              a trustee                                              overseen
                               of the    Principal occupation(s)                        by
Name and age                  Trust<F1>  during past five years                       Trustee   Other directorships<F3> held


Cyrus A. Ansary, 71             1986     President, Investment Services                  3      JPMorgan Value Opportunities Fund
Chairman of the Board                    International Co. LLC (private investment
(Independent and                         company for various operating entities)
Non-Executive)

Daniel J. Callahan III, 73      2002     Vice Chairman and Treasurer, The Morris &       3      JPMorgan Value Opportunities Fund
                                         Gwendolyn Cafritz Foundation

James C. Miller III, 63         2000     Chairman, The CapAnalysis Group, LLC            3
FLYi, Inc.;
                                         (economic, financial and regulatory                    JPMorgan Value Opportunities Fund
                                         consulting); Former Counselor,
                                         Citizens for a Sound Economy

Katherine D. Ortega, 71         2003     Former Treasurer of the United States           3      JPMorgan Value Opportunities Fund;
                                                                                                The Kroger Co.; Rayonier Inc.

J. Knox Singleton, 57           2004     President and Chief Executive Officer,          3      Healthcare Realty Trust;
                                         INOVA Health System                                     JPMorgan Value Opportunities Fund

T. Eugene Smith, 74             1986     President, T. Eugene Smith, Inc. (real          3      JPMorgan Value Opportunities Fund
                                         estate consulting, planning, and development)

Interested Trustees<F4>

Name, age and
position with Trust

James H. Lemon, Jr., 69         1986     Chairman of the Board and Chief Executive       3      JPMorgan Value Opportunities Fund
Vice Chairman of the Board               Officer, The Johnston-Lemon Group,
                                         Incorporated (financial services holding
                                         company)

Harry J. Lister, 69             1986     Director, Washington Management Corporation     3      JPMorgan Value Opportunities Fund

Jeffrey L. Steele, 59           2002     President and Director, Washington              3      JPMorgan Value Opportunities Fund
President                                Management Corporation

Chairman Emeritus, Stephen Hartwell



Officers

                                Year
                                first
                               elected
                                 an
                               officer
Name, age and                  of the
position with Trust           Trust<F1>  Principal occupation(s) during past five years


Michael W. Stockton, 38         1996     Vice President, Secretary, Assistant Treasurer, and Director, Washington Management
Vice President, Treasurer                Corporation
and Assistant Secretary

Lois A. Erhard, 53              1988     Vice President, Washington Management Corporation
Vice President

J. Lanier Frank, 44             1998     Assistant Vice President, Washington Management Corporation
Assistant Vice President

Jennifer L. Butler, 39          2005     Assistant Vice President, Washington Management Corporation; Former Specialist, Fund
Secretary                                Administration, Pacific Investment Management Company

Ashley L. Shaw,<F5> 36          2000     Assistant Secretary, Washington Management Corporation
Assistant Secretary



The statement of additional information includes additional information about the Trust's Trustees and is available without charge upon request by callingAmerican Funds Service Company at 800/421-0180. The address for all Trustees and officers of the Trust is 1101 Vermont Avenue, NW, Washington, DC,
20005, Attention: Trust Secretary.

<F1> Trustees and officers of the Trust serve until their resignation, removal or retirement.

<F2> In each instance where a Trustee of the Trust serves on other Funds affiliated with American Funds, such service is as a Director of Washington Mutual Investors Fund.

<F3> This includes all directorships other than those in American Funds that are held by each Trustee as a director of a public company or a registered investment company. JPMorgan Value Opportunities Fund was formerly The Growth Fund of Washington.

<F4> "Interested persons" within the meaning of the 1940 Act, on the basis of their affiliation with the Trust's Business Manager, Washington Management Corporation.

<F5>Ashley L. Shaw is the daughter of James H. Lemon, Jr.

The American Funds Tax-Exempt Series I

Cyrus A. Ansary, an independent Trustee of the Trust since 1986, has been elected non-executive chairman of the Board, effective September 1, 2005. James
H. Lemon, Jr., the previous chairman, has been elected vice chairman. As independent Board chair pursuant to recently adopted Securities and Exchange Commission regulations, Mr. Ansary will chair Board meetings, including executive sessions of the independent Trustees, and will be responsible for Board agendas, but will not have other executive or management responsibilities with the Trust and its Funds. He will remain unaffiliated with the Trust's investment adviser, business manager or any of their affiliates.

Offices

Offices of the Funds and of the business manager

Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent

American Funds Service Company
P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank270 Park Avenue
New York, NY 10017-2070

Counsel

Dechert LLP
1775 I Street, NW
Washington, DC 20005-3987

Independent registered public accounting firm

PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the Funds' prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.


"American Funds Proxy Voting Guidelines" -- which describes how we vote proxies relating to portfolio securities -- is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov, on the American Funds website or upon request by calling AFS. The Funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete July 31, 2005, portfolio of the Funds' investments is available free of charge on the SEC website or upon request by calling AFS.

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This form is available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the form at the SEC's Public Reference Room in Washington, DC (800/SEC-0330).

This report is for the information of shareholders of The American Funds Tax-Exempt Series I, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after September 30, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

(logo of American Funds)
The right choice for the long term(R)

Lit. No. MFGEAR-970-0905P(recycle logo)
Printed on recycled paper

The Capital Group Companies

American Funds
Capital Research and Management
Capital International
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Capital Bank and Trust




ITEM 2 - Code of Ethics

The Registrant has adopted a code of ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 1101 Vermont Avenue, NW, Suite 600, Washington, DC 20005.



ITEM 3 - Audit Committee Financial Expert

The Registrant's Board has determined that Katherine D. Ortega, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to her duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.


ITEM 4 - Principal Accountant Fees and Services



         Registrant:
                     a) Audit Fees:
                        2004             $53,000
                        2005             $64,000
                     b) Audit- Related Fees:
                        2004             none
                        2005             none
                     c) Tax Fees:
                        2004             $6,000
                        2005             $7,000
                        The tax fees consist of professional
                        services relating to the preparation of the
                        registrant's tax returns.
                     d) All Other Fees:
                        2004             none
                        2005             none

                  Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the registrant and were subject to the pre-approval policies described below):
                  a) Not Applicable
                  b) Audit-Related Fees:
                                    2004             none
                                    2005             none
                  c) Tax fees:
                                    2004             none
                                    2005             none
                  d) All Other Fees:
                                    2004             none
                                    2005             none

The registrant's Audit Committee will pre-approve all audit and permissible non-audit services that the Committee considers compatible with maintaining the auditors' independence. The pre-approval requirement will extend to all non-audit services provided to the registrant, the business manager, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser or business manager that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant. The Committee will not delegate its responsibility to pre-approve these services to the business manager or investment adviser. The Committee may delegate to one or more Committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full Committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the services listed above provided to the Registrant, adviser, business manager or affiliates.

Aggregate non-audit fees paid to the registrant's auditors, including fees for all services billed to the adviser and affiliates that provide ongoing services to the Registrant were $6,000 for fiscal year 2004 and $7,000 for fiscal year 2005. The non-audit services represented by these amounts were brought to the attention of the Committee and considered to be compatible with maintaining the auditors' independence.



ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar ad the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

T

Tax-Exempt Fund of Maryland(R)
Investment portfolio

July 31, 2005

                                                                                                     Principal        Market value
Bonds & notes -- 94.10%                                                                              amount(000)            (000)
--------------------------------------------------------------------------------------------------------------------- -----------

MARYLAND -- 82.07%
STATE ISSUERS -- 47.89%
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds,
   GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022                                                $2,000              $2,035
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
   Series 1998-B, AMT, 5.00% 2008                                                                      1,610               1,651
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
   Series 1998-B, AMT, 5.00% 2009                                                                      1,680               1,754
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
   Series 2001-H, AMT, 5.20% 2022                                                                        900                 925
Community Dev. Administration, Dept. of Housing and Community Dev., Single-family Program Bonds,
   First Series 1994, 5.80% 2009                                                                         520                 526
Dept. of Transportation, Consolidated Transportation Bonds, Ref. Series 2003, 4.00% 2008               1,000               1,031
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017                    2,000               2,314
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014                    4,000               4,500
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018                    1,000               1,081
Dept. of Transportation, Project Certs. of Part. (Mass Transit Administration Project),
      Series 2000, AMT, 5.00% 2008                                                                     1,415               1,487
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT,
      FSA insured, 5.25% 2012                                                                          1,000               1,090
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT,
      FSA insured, 5.50% 2013                                                                          1,500               1,664
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.),
      Series 2002, 5.00% 2014                                                                          1,755               1,909
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.),
      Series 2002, 5.375% 2019                                                                         1,500               1,659
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County Golf Course System), Series 2001,
      8.25% 2028 (preref. 2011)                                                                        2,000               2,417
Econ. Dev. Corp., Tax-Exempt Adjustable Mode Solid Waste Disposal Rev. Bonds
      (Waste Management, Inc. Project), Series 2002, AMT, 2.30% 2016 (put 2006)                        2,000               1,981
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland,
      College Park Project), Series 2001, AMBAC insured, 5.25% 2011                                    3,425               3,746
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland,
      College Park Project), Series 2001, AMBAC insured, 5.375% 2015                                   2,230               2,442
Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Rev.
      Bonds (Wheelabrator Water Technologies Baltimore LLC Projects), Series
      1996, AMT, 6.30% 2010                                                                            3,500               3,675
G.O. Bonds, Capital Improvement Bonds, State and Local Facs. First Series
     Loan, Series 2003-A, 5.25% 2016                                                                   1,500               1,701
G.O. Bonds, State and Local Facs., First Series Loan of 2000, Series H, 5.50% 2010                     2,000               2,211
G.O. Bonds, State and Local Facs., First Series Loan of 2001, Series H, 5.50% 2011                     1,000               1,112
G.O. Bonds, State and Local Facs., Second Series Loan of 1999, Series W, 5.00% 2011 (preref. 2009)       500                 540
G.O. Bonds, State and Local Facs., Second Series Loan of 1999, Series X, 5.25% 2012 (preref. 2009)     2,000               2,177
G.O. Bonds, State and Local Facs., Second Series Loan of 2002, Series B, 5.25% 2009                    1,000               1,073
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of
      Maryland, Inc. - Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019                    1,500               1,519
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds
      (PUMH of Maryland, Inc. - Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2026           1,640               1,666
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical
      Institutions Parking Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034                          880                 914
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Medical
       Center Issue), Series 1998, FSA insured, 5.125% 2028                                           $1,000               1,054
Health and Higher Educational Facs. Auth., Rev. Bonds (Good Samaritan Hospital Issue), Series 1993,
   5.70% 2009 (escrowed to maturity)                                                                   1,000               1,079
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series
   1993, 5.50% 2013 (escrowed to maturity)                                                             1,680               1,765
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue),
   Series 1993, 5.50% 2021 (escrowed to maturity)                                                      1,000               1,052
Health and Higher Educational Facs. Auth., Rev. Bonds (Institute College of Art Issue),
   Series 2001, 5.50% 2032                                                                             1,250               1,311
Health and Higher Educational Facs. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-A, 5.375% 2015  1,000               1,063
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A,
   5.00% 2012                                                                                          1,000               1,075
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.25%
   2018                                                                                                1,000               1,073
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B,
   AMBAC insured, 5.25% 2038                                                                           1,500               1,728
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-A, 6.00% 2035   2,000               2,116
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-B, 5.00% 2008   1,000               1,016
Health and Higher Educational Facs. Auth., Rev. Bonds (Suburban Hospital Issue),
   Series 2004-A, 5.00% 2008                                                                           1,500               1,570
Health and Higher Educational Facs. Auth., Rev. Bonds (Suburban Hospital Issue), Series 2004-A,
   5.00% 2009                                                                                            400                423
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
   Series 2000, 6.75% 2030                                                                             2,000               2,240
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A,
   5.00% 2012                                                                                          1,000               1,045
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A,
   5.75% 2025                                                                                          1,000               1,073
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue),
   Series 1998, 5.25% 2014                                                                             2,505               2,693
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series
   2001-A, 5.00% 2011                                                                                  1,000               1,082
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series
   2001-A, 5.00% 2013                                                                                  1,000               1,076
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series
   2002-A, 5.00% 2032                                                                                  1,000               1,041
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004,
   5.00% 2013                                                                                          1,000               1,050
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004,
   5.75% 2015                                                                                            500                551
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004,
   5.75% 2016                                                                                          3,500               3,839
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004,
   5.50% 2033                                                                                          1,000               1,047
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996,
   FSA insured, 6.50% 2013                                                                             2,000               2,309
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Roland Park Place Issue), Series 1999,
   5.50% 2014                                                                                            525                 533
Industrial Dev. Fncg. Auth., Econ. Dev. Rev. Bonds (Our Lady of Good Counsel High School Fac.),
   Series 2005-A, 6.00% 2035                                                                           1,000               1,029
Morgan State University, Academic Fees and Auxiliary Facs. Fees Rev. Bonds, Series 2003-A,
   FGIC insured, 5.00% 2020                                                                            1,375               1,481
Northeast Maryland Waste Disposal Auth., Resource Recovery Rev. Bonds (Baltimore RESCO
   Retrofit Project), Series 1998, AMT, 5.00% 2012                                                     2,500               2,560
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste
   Disposal System), Series 2003, AMT, AMBAC insured, 5.25% 2009                                       1,000               1,061
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste
   Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2010                                       2,500               2,704
Transportation Auth., Airport Parking Rev. Bonds (Baltimore/Washington International Airport Projects),
   Series 2002-B, AMT, AMBAC insured, 5.375% 2015                                                      2,000               2,160
Transportation Auth., Facs. Project, Rev. Bonds (Transportation Facs. Projects), Series 1992,
   5.80% 2006                                                                                          1,000               1,028
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2001-B, 4.00% 2013                    1,000               1,023
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.00% 2013                    1,010               1,097
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.125% 2022                   2,000               2,148
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2005-A, 5.00% 2013                    1,500               1,646
Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System),
   Series 2003, AMT, AMBAC insured, 5.50% 2016                                                         1,000               1,088
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 1991-B, 0% 2005               700                 698

CITY & COUNTY ISSUERS -- 34.18%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034           $2,000              $2,018
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034            3,000               3,016
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018            1,165               1,273
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021            1,350               1,462
Anne Arundel County, G.O. Bonds, Series 2002, 5.25% 2012                                               1,000               1,107
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029
   (preref. 2009)                                                                                      2,000               2,322
Anne Arundel County, Special Obligation Bonds (National Business Park Project), Series 2000,
    7.375% 2028 (preref. 2010)                                                                         1,500               1,800
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012   1,520               1,526
City of Baltimore (Mayor and City Council of Baltimore), Project and Rev. Ref. Bonds (Water Projects),
   Series 2002-A, FGIC insured, 5.00% 2021                                                             1,225               1,303
City of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured,
   6.00% 2015                                                                                          1,500               1,730
City of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured,
   5.00% 2024                                                                                            410                 453
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2010           2,000               2,191
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015
   (preref. 2012)                                                                                      3,000               3,326
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (67th Issue), 5.00% 2018 (preref. 2011)         1,500               1,642
Mayor and City Council of Baltimore, Convertible Rev. Ref. Bonds (Baltimore City Parking System Facs.),
   Series 1996-A, FGIC insured, 5.90% 2009                                                             1,500               1,647
Mayor and City Council of Baltimore, Port Fac. Rev. Bonds (Consolidation Coal Sales Company Project),
   Series 1984-B, 6.50% 2011                                                                             500                 533
Calvert County, Econ. Dev. Rev. Ref. Bonds (Asbury-Solomons Island Fac.), Series 1997,
   MBIA insured, 5.00% 2009                                                                            1,000               1,059
Carroll County, EMA Obligated Group Issue (Fairhaven and Copper Ridge), Rev. Ref.
   Bonds, Series 1999-A, ASSET GUARANTY insured, RADIAN insured, 5.50% 2019                            1,265               1,341
Carroll County, G.O. Bonds, County of Commissioners of Carroll County, Consolidated
   Public Improvement Ref. Bonds (Delayed Delivery), Series 2003, 5.00% 2010                           1,000               1,083
Frederick County, G.O. Public Facs. Bonds, Series 2000, 5.10% 2017 (preref. 2010)                      1,000               1,098
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025      3,000               3,122
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030     1,000               1,015
Frederick County, Urbana Community Dev. Auth., Subordinate Special Obligation Bonds,
   Series 2004-B, 6.25% 2030                                                                           1,461               1,487
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014
(preref. 2012)                                                                                           205                 226
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014    795                 874
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004,
   5.75% 2034                                                                                          3,650               3,826
Montgomery County, Econ. Dev. Corp., Lease Rev. Bonds (Town Square Parking Garage Project),
   Series 2002-A, 3.25% 2011                                                                           1,000                 993
Montgomery County, Econ. Dev. Rev. Bonds (Trinity Health Credit Group), Series 2001, 5.50% 2016        1,000               1,082
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2000-A, 5.30% 2013
   (preref. 2010)                                                                                      1,000               1,096
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2011               1,000               1,073
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2012               1,000               1,076
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 5.25% 2015               2,000               2,200
Montgomery County, Housing Opportunities Commission, Housing Dev. Bonds (The Metropolitan),
   Issue 1995-A, 6.10% 2015                                                                            2,025               2,068
Montgomery County, Housing Opportunities Commission, Single-family Mortgage Rev. Bonds,
   Series 1998-B, 4.80% 2009                                                                             445                 453
Montgomery County, Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 1998-B,
4.90% 2010                                                                                               370                 387
Montgomery County, Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Bonds (Resource Recovery
Project),
   Series 1993-A, AMT, 6.00% 2007                                                                      1,000               1,041
Montgomery County, Rev. Auth., Golf Course System Rev. Bonds, Series 1996-A, 6.00% 2014 (preref. 2006) 2,355               2,488
Montgomery County, Solid Waste Disposal System Rev. Ref. Bonds, Series 2003-A, AMBAC insured,
   5.00% 2013                                                                                          1,000              1,093
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999,
   6.90% 2021                                                                                          2,260               2,371
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Senior Series 2002-A,
   RADIAN insured, 5.375% 2020                                                                           750                 802
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Senior Series 2004-A,
   RADIAN insured, 6.70% 2027                                                                          1,680               1,918
Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized - Langley Garden
Apartments
   Project), Series 1997-A, AMT, 5.60% 2017                                                            1,130               1,182
Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor Crossing
Apartments
   Project), Series 2002-A, AMT, 3.90% 2012                                                              515                 514
Housing Auth. of Prince George's County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor Crossing
Apartments
   Project), Series 2002-A, AMT, 5.00% 2023                                                            1,000               1,029
Industrial Dev. Auth. of Prince George's County, Rev. Ref. Lease Bonds (Upper Marlboro Justice Center
Project),
   Series 2003-A, MBIA insured, 5.00% 2014                                                             1,500               1,632
Prince George's County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
   Series 1997-A, 8.00% 2026                                                                           1,750               1,867
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Ref. Bonds of 1997,
5.75% 2017                                                                                             1,510               1,788
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Ref. Bonds of 2001,
4.50% 2015                                                                                             3,000               3,133
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Sewage Disposal Ref.
   Bonds of 2003, 5.00% 2012                                                                           1,000               1,096
Washington Suburban Sanitary Dist., Montgomery and Prince George's Counties, G.O. Water Supply
   Bonds of 2005, 5.00% 2019                                                                           1,000               1,091
                                                                                                                          75,953

DISTRICT OF COLUMBIA -- 0.72%
Washington Metropolitan Area Transit Auth., Gross Transit Rev. Ref. Bonds, Series 1993, FGIC insured,
6.00% 2008                                                                                             1,480               1,604


PUERTO RICO -- 9.62%
Electric Power Auth., Rev. Bonds, Series DD, FSA insured, 4.50% 2019                                   1,000               1,028
Electric Power Auth., Rev. Ref. Bonds, Series GG, FSA insured, 4.75% 2021                              1,020               1,056
Electric Power Auth., Rev. Ref. Bonds, Series KK, XLCA insured, 5.00% 2011                             1,000               1,085
Electric Power Auth., Rev. Ref. Bonds, Series Y, MBIA insured, 7.00%  2007                             1,000               1,077
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026
   (put 2010)                                                                                          2,000               2,146
Industrial, Medical, Higher Education and Environmental Pollution Control Facs. Fncg. Auth.,
    Special Fac. Rev. Bonds (American Airlines, Inc. Project), Series 1985-A, 6.45% 2025                 500                 403
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)               4,500               4,956
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026                           455                 547
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to
    maturity)                                                                                             45                  57
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)              5,255               5,774
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031
    (put 2012)                                                                                         2,500               2,736
Public Improvement G.O. Ref. Bonds, Series 1998, 5.00% 2007                                              500                 517
                                                                                                                          21,382

VIRGIN ISLANDS -- 1.69%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien,
     Series 1998-A, 5.20% 2009                                                                         1,500               1,583
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien,
     Series 1998-A, 5.20% 2010                                                                         1,000               1,052
Public Fin. Auth., Rev. Bonds (Gross Receipts Taxes Loan Note),
     Series 2003-A, FSA insured, 5.25% 2017                                                            1,000               1,114
                                                                                                                           3,749

Total bonds & notes (cost: $200,736,000)                                                             209,115




Short-term securities -- 5.25%


Baltimore County, Maryland, Econ. Dev. Rev. Bonds (Garrison Forest School, Inc. Project),
   Series 2001, 2.33% 2026(1)                                                                          1,000               1,000
Maryland Econ. Dev. Corporation, Rev. Bonds (American Urological Association Education and
   Research, Inc. Project), Series 2002, 3.0% 2032(1)                                                  1,000               1,000
Maryland Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International
Airport Facs. Projects), Series 2003-B, 2.42% 2007(1)                                                  1,400               1,400
State of Maryland, Econ. Dev. Corp., Multi-Modal Rev. Bonds (United States Pharmacopeial Project),
   Series 2004-A, AMBAC insured, 2.33% 2034(1)                                                         2,580               2,580
State of Maryland, Econ. Dev. Corp., Rev. Bonds (CHF - College Park, LLC - South Campus Project),
   Series 2000-A, 2.34% 2032(1)                                                                       $1,300               1,300
State of Maryland, Econ. Dev. Corp., Rev. Bonds (Federation of American Societies for
   Experimental Biology Project), Series 2002-A, 2.33% 2030(1)                                        1,200                1,200
State of Maryland, Health and Higher Educational Facs. Auth., Pooled Loan Program Rev. Bonds,
   Series 1994-D, 2.32% 2029(1)                                                                        2,987               2,987
State of Maryland, Washington Suburban Sanitary Commission, G.O. Multi-Modal Bond Anticipation Notes,
   Series 2003-B, 2.37% 2023(1)                                                                          200                 200


Total short-term securities (cost: $11,667,000)                                                       11,667


Total investment securities (cost: $212,403,000)                                                    220,782
Other assets less liabilities                                                                         1,451
Net assets                                                                                         $222,233


(1)Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.


Key to abbreviations

AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation Dept. = Department Dev. = Development Dist. = District Econ. = Economic Fac. = Facility Facs. = Facilities Fin. = Finance Fncg. = Financing G.O. = General Obligation Preref. = Prerefunded Ref. = Refunding Rev. = Revenue

Tax-Exempt Fund of Virginia(R)
Investment portfolio

July 31, 2005


                                                                                                           Principal     Market
Bonds & notes -- 94.57%                                                                                    Amount(000)   Value (000)
-------------------------------------------------------------------------------------------------------------------------------

VIRGINIA -- 83.01%
STATE ISSUERS -- 30.81%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College Program), Series 1998, 5.00%
2017                                                                                                        $1,000        $1,044
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
   Series 2002-A, 5.00% 2011                                                                                  1,530        1,663
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2002-A,
   5.00% 2032 (put 2009)                                                                                      3,500        3,698
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001,
5.375% 2021                                                                                                   1,000        1,146
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampden-Sydney College Project), Series 1998,
   MBIA insured, 5.00% 2016                                                                                     500          528
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00%
2013                                                                                                          1,000        1,082
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00%
2014                                                                                                          1,815        1,970
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2000, 5.50%
2010                                                                                                          1,300        1,436
Commonwealth Transportation Board, Transportation Rev. Bonds (U.S. Route 58 Corridor Dev. Program),
   Series 1999-B, 5.50% 2013 (preref. 2009)                                                                   4,750        5,194
G.O. Bonds, Series 1997, 5.00% 2012 (preref. 2007)                                                              940          976
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.55% 2010                    1,000        1,044
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.65% 2011                    1,000        1,050
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A-1, AMT, 4.00% 2015                             1,300        1,272
Housing Dev. Auth., Multi-family Housing Bonds, Series 1996-B, 5.95% 2016                                     1,000        1,026
Housing Dev. Auth., Multi-family Housing Bonds, Series 1997-B, AMT, 5.80% 2010                                1,185        1,228
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.60% 2009                                1,320        1,366
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.70% 2010                                1,240        1,283
Housing Dev. Auth., Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017                                        825          850
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express
Project),
   Series 1998, FSA insured, 5.375% 2011                                                                      1,000        1,079
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express
Project),
   Series 1998, FSA insured, 5.375% 2014                                                                      1,000        1,079
Peninsula Ports Auth., Health Care Facs. Rev. and Ref. Bonds (Mary Immaculate Project), Series 1994,
   6.875% 2010 (preref. 2005)                                                                                   895          916
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998, 5.00%
2008                                                                                                          1,200        1,256
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998, 5.00%
2009                                                                                                          1,100        1,162
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012                 1,000        1,080
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2013                 3,700        3,998
Public Building Auth., Public Facs. Rev. Bonds, Series 1998-B,  5.00% 2010                                    1,000        1,057
Public Building Auth., Public Facs. Rev. Bonds, Series 1998-B,  5.00% 2011                                    2,100        2,220
Public Building Auth., Public Facs. Rev. Bonds, Series 2000-A, 5.75% 2016 (preref. 2010)                      1,000        1,115
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2015                                1,000        1,103
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017                                2,680        2,930
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-B, 5.25% 2017                     1,000        1,127
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-A, 5.25% 2007                          2,000        2,092
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-B, 4.00% 2009                          1,500        1,546
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-A, 5.00% 2014                          1,000        1,086
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009 (preref. 2008)             120          126
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009                          2,880        3,015
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2016       1,000        1,088
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2017       1,480        1,603
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2000, 5.25% 2015                         1,000        1,095
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2001-B, AMT, FSA insured,
4.375% 2010                                                                                                   1,490        1,552
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2002-A, 5.25% 2014              1,460        1,605
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003, 5.00% 2020                2,000        2,142
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003-B, AMT, MBIA insured,
5.00% 2016                                                                                                    1,000        1,063
Southeastern Public Service Auth., Senior Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015             4,825        5,291
Virginia Polytechnic Institute and State University, University Services System and General Rev. Pledge
Bonds,
   Series 1996-C, 5.35% 2009 (preref. 2006)                                                                   1,000        1,042
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.25% 2019                2,000        2,074
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2005, 5.50% 2026                2,500        2,639
                                                                                                                          77,037

CITY & COUNTY ISSUERS -- 52.20%
Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. Ref. Bonds (Johnston Memorial Hospital),
   Series 1998, 5.00% 2008                                                                                    1,015        1,058
Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. Ref. Bonds (Johnston Memorial Hospital),
   Series 1998, 5.00% 2009                                                                                    1,020        1,072
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds
(Westminster-Canterbury
   of the Blue Ridge), Series 2005, 5.25% 2032                                                                2,000        1,975
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2011                                                    1,000        1,142
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2012                                                    1,000        1,157
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery
Rev. Bonds
   (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, FSA insured, 5.375% 2012  2,785        2,944
Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste
of
   Virginia, Inc. Project), Series 1999, AMT, 4.875% 2009                                                     2,100        2,156
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Adjustable Mode Solid Waste Disposal Rev.
Bonds
   (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)                                          1,000        1,103
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2009                           1,300        1,420
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011                           1,500        1,676
City of Chesapeake, G.O. Ref. Bonds, Series 1993, 5.40% 2008                                                  1,000        1,074
City of Chesapeake, G.O. School Ref. Bonds, Series 2003, 5.00% 2013                                           3,000        3,287
Chesterfield County, Water and Sewer Rev. Ref. Bonds, Series 1992, 6.375% 2009                                  330          331
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement
Projects),
   Series 2005, 5.00% 2024                                                                                    3,000        3,197
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027                                                   1,640        1,751
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration
Building
   Project Phase I), Series 2005-A, 5.00% 2028                                                                2,615        2,764
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
   Series 1999-A, 6.75% 2012                                                                                    500          539
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
   Series 1999-A, 7.50% 2029                                                                                  2,500        2,721
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
   Series 1993-A, 5.00% 2007                                                                                    750          779
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
   Series 1993-A, 5.00% 2011                                                                                  1,000        1,074
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
   Series 1993-A, 5.25% 2019                                                                                  2,500        2,764
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
   Series 1993-A, FSA insured, 5.25% 2019                                                                     1,000        1,118
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health Systems Project),
   Series 1998-A, 5.00% 2011                                                                                  1,500        1,567
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Grand View Apartments Project),
   Series 1998-A, FHA insured, 5.05% 2010                                                                       895          925
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021                                    1,000        1,114
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019                                  1,000        1,131
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027        1,500        1,558
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2014                         1,000        1,099
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2015                         1,500        1,640
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2013                                  2,240        2,447
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2014                                  1,000        1,097
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 2000, 5.25% 2011                                  1,000        1,094
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 4.00% 2009                                                500          510
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 5.00% 2012                                              1,220        1,310
City of Hampton, Public Improvement Bonds, Series 2005-A, FGIC insured, 5.00% 2020                            1,000        1,084
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project
at Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2010                                               1,375        1,565
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project
at Hanover Medical Park), Series 1995, MBIA insured, 6.375% 2018                                              1,500        1,792
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013                                580          620
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris
Industries of
   South Atlantic, Inc. Project), Series 1995, AMT, 5.30% 2011 (put 2005)                                     1,000        1,002
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris
Industries of
   South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014                                              1,000          941
Industrial Dev. Auth. of Henry County, Hospital Rev. Bonds (Memorial Hospital of Martinsville and Henry
County),
   Series 1997, 6.00% 2017 (preref. 2007)                                                                     1,000        1,053
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds
   (Williamsburg Landing, Inc.), Series 2005, 5.35% 2026                                                      2,250        2,272
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds
   (Williamsburg Landing, Inc.), Series 2005, 5.50% 2034                                                        750          760
Industrial Dev. Auth. of King George County, Solid Waste Disposal Rev. Bonds (King George Landfill, Inc.
Project),
   Series 2003-A, AMT, 4.10% 2023 (put 2009)                                                                  1,000        1,000
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
   Series 1998, 6.25% 2026                                                                                    2,490        2,563
Industrial Dev. Auth. of Loudon County, Public Safety Fac. Lease Rev. Bonds (Loudon County Public
   Safety Facs. Project), FSA insured, 5.25% 2016                                                             1,000        1,105
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds, (Falcons Landing Project),
   Series 2004-A, 6.00% 2024                                                                                  2,000        2,111
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012                             1,795        1,963
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.00% 2012 (preref. 2010)                       1,000        1,083
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.25% 2015 (preref. 2011)                         500          551
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2000, FSA insured,
   5.00% 2014 (preref. 2011)                                                                                  1,185        1,291
City of Manassas, G.O. Bonds, Series 1997-B, AMT, 5.00% 2013                                                  1,000        1,062
City of Newport News, G.O. General Improvement and Water Bonds, Series 2002-A, 5.00% 2016                     1,585        1,719
City of Newport News, G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020                               1,000        1,081
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2003-A, 5.00% 2010                          1,000        1,077
City of Norfolk, G.O. Capital Improvement and Ref. Bonds, Series 2002, MBIA insured, 5.00% 2011               1,000        1,081
Industrial Dev. Auth. of the City of Norfolk, Health Care Rev. Bonds (Bon Secours Health System),
   Series 1997, MBIA insured, 5.00% 2007                                                                      1,250        1,300
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2014                      1,485        1,587
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2015                      1,565        1,686
County of Prince William, Industrial Dev. Auth., Hospital Fac. Rev. Bonds (Potomac Hospital Corp. of
Prince William),
   Series 2003, 5.00% 2013                                                                                    1,000        1,056
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
   Series 1999-A, 6.85% 2019                                                                                $   931          958
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
   Series 1999-B, 7.00% 2029                                                                                    472          498
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25%
2026                                                                                                          2,448        2,629
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2014          1,000        1,100
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2019          1,635        1,773
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2001, FGIC insured, 5.375% 2015                  1,000        1,114
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2005-B, FSA insured, 5.00% 2014                  1,500        1,641
City of Richmond, Public Utility Rev. Ref. Bonds, Series 1998-A, 5.25% 2009                                   1,500        1,585
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 1998, FGIC insured, 5.25% 2012            1,000        1,106
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 2002, FGIC insured, 5.25% 2017            1,120        1,262
Riverside Regional Jail Auth., Jail Fac. Rev. Bonds, Series 2003, MBIA insured, 5.00% 2015                    1,000        1,088
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated
Group),
   Series 2002-A, MBIA insured, 5.50% 2015                                                                    3,500        3,833
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2002, 5.00% 2015 (preref. 2012)            1,500        1,630
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2002, 5.00% 2016 (preref. 2012)            1,500        1,630
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017                         1,000        1,106
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2012 (preref. 2011)                 2,425        2,650
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2013 (preref. 2011)                 2,425        2,650
City of Virginia Beach Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Health System), Series 1998,
5.25% 2011                                                                                                    1,000        1,057
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series
1993,
   AMBAC insured, 5.125% 2018                                                                                 2,200        2,416
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series
1993,
   AMBAC insured, 6.00% 2011                                                                                  1,000        1,122
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A,
5.375% 2017                                                                                                   1,500        1,654
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A,
5.00% 2021                                                                                                    2,000        2,128
County of Isle of Wight, Industrial Dev. Auth., Environmental Improvement Rev. Bonds (International Paper
Co. Projects),
   Series 2000-A, AMT, 6.60% 2024                                                                             2,590        2,835
Industrial Dev. Auth. of County of Isle of Wight,  Pollution Control Rev. Ref. Bonds (International Paper
Co. Projects),
   Series 2004-A, 4.05% 2014                                                                                  1,000        1,000
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury
of
   Winchester, Inc.), Series 2005-A, 4.875% 2019                                                              1,005        1,006
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury
of
   Winchester, Inc.), Series 2005-A, 5.20% 2027                                                               1,000        1,010
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury
of
   Winchester, Inc.), Series 2005-A, 5.30% 2035                                                               1,000        1,010
                                                                                                                         130,490

DISTRICT OF COLUMBIA -- 5.33%
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, 5.50% 2007    1,500        1,565
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, MBIA
insured, 5.25% 2010                                                                                           1,000        1,056
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2001-A, AMT, MBIA insured, 5.50%
2014                                                                                                          1,000        1,087
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2005-A, AMT, MBIA insured, 5.25%
2017                                                                                                          1,000        1,084
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured,
5.375% 2013                                                                                                   1,000        1,083
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured,
5.375% 2014                                                                                                   1,000        1,078
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured,
5.375% 2016                                                                                                   1,995        2,142
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT, FGIC insured,
5.00% 2008                                                                                                    1,000        1,048
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-C-1, AMT, FSA insured,
5.00% 2008                                                                                                    1,000        1,048
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, MBIA insured,
5.25% 2012                                                                                                    1,000        1,083
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, MBIA insured,
5.00% 2019                                                                                                    1,000        1,048

PUERTO RICO -- 4.45%
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)     2,000        2,146
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, AMBAC insured, 5.00% 2035 (put 2010)   1,150        1,234
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)                      1,540        1,696
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)                        500          551
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2014                                1,000        1,118
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, AMBAC insured, 5.25% 2030 (put 2012)      1,000        1,094
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)       3,000        3,283
                                                                                                                          11,122

VIRGIN ISLANDS -- 1.78%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, Series 1998-A, 5.20% 2009     1,000        1,055
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, Series 1998-C, 5.50% 2005     1,000        1,004
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien, Series 1998-C, 5.50% 2007     1,000        1,047
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Senior Lien, Series 2004-A, 5.25% 2017                750          814
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Senior Lien, Series 2004-A, 5.25% 2018                500          540
                                                                                                                           4,460

Total bonds & notes (cost: $227,356,000)                                                                                 236,431




Short-term securities -- 4.81%
---------------------------------------------------------------------------------------

Peninsula Ports Authority, Coal Termination Rev. Ref. Bonds (Dominion Terminal Associates Project),
   Series 1987-D, 2.31% 2016(1)                                                                               3,350        3,350
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute
Issue),
   Series 2003-A, 2.31% 2038(1,2)                                                                             1,800        1,800
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute
Issue),
   Series 2003-B, 2.30% 2038(1)                                                                               2,400        2,400
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute
Issue),
   Series 2003-C, 2.35% 2038(1)                                                                               2,065        2,065
Industrial Dev. Auth. of the City of Roanoke, Virginia, Hospital Rev. Ref. Bonds (Carilion Health System
Obligated Group),
   Series 2002-B, 2.33% 2027(1)                                                                               1,100        1,100
Industrial Dev. Auth. of the City of Roanoke, Virginia, Hospital Rev. Ref. Bonds (Carilion Health System
Obligated Group),
   Series 2002-D, 2.33% 2027(1)                                                                               1,300        1,300


Total short-term securities (cost: $12,015,000)                                                                           12,015

Total investment securities (cost: $239,371,000)                                                                         248,446
Other assets less liabilities                                                                                              1,561

Net assets                                                                                                              $250,007


(1)Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date. (2)This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

AMT = Alternative Minimum Tax Econ.= Economic Fncg.= Financing Ref. = Refunding
Auth. = Authority Fac. = Facility  G.O. = General Obligation   Rev. = Revenue
Dev. = Development   Facs. = Facilities      Preref. = Prerefunded
Dist. = District     Fin. = Finance          Redev. = Redevelopment


Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

The American Funds Tax-Exempt Series I:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") as of July 31, 2005, and for the year then ended and have issued our unqualified report thereon dated September 2, 2005 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Trust's investment portfolios (the "Portfolios") as of July 31, 2005 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these portfolios based on our audits.

In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Trust referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Los Angeles, California

September 2, 2005

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Purchase of Equity Securities by Closed End Management Investment Company and Affiliated Procedures

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Governance Committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Governance Committee of the Registrant, c/o the Registrant's Secretary, and should be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Governance Committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.








ITEM 12 - Exhibits

(a) The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.


(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.
(a)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                         The American Funds Tax-Exempt Series I

                         By /s/ Jeffrey L. Steele, President and PEO

                         Date: October 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Jeffrey L. Steele, President and PEO

Date: October 4, 2005



 By  /s/Michael W. Stockton, Vice President, Treasurer
        and Principal Financial Officer

Date: October 4, 2005